       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION APRIL 30, 1997.

                                                             File Nos. 2-58699
                                                                  and 811-2740

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [ ]

Pre-Effective Amendment No.    [  ]                        [ ]

Post-Effective Amendment No.   [29]                        [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.                  [28]                        [X]

                             KEYSTONE TAX FREE FUND
                             ----------------------
               (Exact name of Registrant as specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
              -----------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

               Registrant's Telephone Number, including Area Code:
               ---------------------------------------------------
                                 (617) 338-3677

              Rosemary D. Van Antwerp, Esq., 200 Berkeley Street,
              ---------------------------------------------------
                             Boston, MA 02116-5034
                             ---------------------
                     Name and Address of Agent for Service


It is proposed that this filing will become effective:

[X]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on (date) pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(i) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(i) of Rule 485

[ ]  75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

The Registrant has filed a Declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for Registrant's last fiscal year was filed on February 28, 1997.

                             KEYSTONE TAX FREE FUND

                                  CONTENTS OF
                        POST-EFFECTIVE AMENDMENT NO. 29
                                       to
                             REGISTRATION STATEMENT


                    This Post-Effective Amendment No. 29 to
            Registration Statement No. 2-58699/811-2740 consists of
           the following pages, items of information, and documents:


                                The Facing Sheet

                               The Contents Page

                           The Cross-Reference Sheet

                                     PART A
                                     ------

                                   Prospectus

                                     PART B
                                     ------

                      Statement of Additional Information

                                     PART C
                                     ------

                PART C - OTHER INFORMATION - ITEM 24(a) and (b)

                              Financial Statements

                              Listing of Exhibits

         PART C - OTHER INFORMATION - ITEMS 25-32 - AND SIGNATURE PAGES

                        Number of Holders of Securities

                                Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                   Signatures

                    Exhibits (including Powers of Attorney)

                             KEYSTONE TAX FREE FUND

Cross-Reference Sheet pursuant to Rules 404 and 495 under the Securities Act of 1933.

Items in Part A
of Form N-1A      Prospectus Caption
---------------   ------------------

    1             Cover Page

    2             Expense Information

    3             Financial Highlights
                  Performance Data

    4             Additional Investment Information
                  Cover Page
                  Fund Description
                  Investment Objective and Policies
                  Investment Restrictions
                  Risk Factors

    5             Additional Information
                  Fund Management and Expenses

    5A            Not applicable

    6             Dividends and Taxes
                  Fund Description
                  Fund Shares
                  Shareholder Services

    7             How to Buy Shares
                  Distribution Plan
                  Pricing Shares
                  Shareholder Services

    8             How to Redeem Shares

    9             Not applicable

Items in Part B
of Form N-1A      Statement of Additional Information Caption
---------------   -------------------------------------------

   10             Cover Page

   11             Table of Contents

   12             Not applicable

   13             The Fund
                  Investment Restrictions
                  Appendix

   14             Trustees and Officers

   15             Additional Information

   16             Expenses
                  Distribution Plan
                  Investment Adviser
                  Principal Underwriter
                  Service Providers
                  Sub-administrator

   17             Brokerage

   18             The Fund
                  Declaration of Trust

   19             Additional Information
                  Valuation of Securities
                  Sales Charges
                  Distribution Plan

   20             Not applicable

   21             Principal Underwriter

   22             Standardized Total Return and Yield
                  Calculations

   23             Financial Statements

                             KEYSTONE TAX FREE FUND

                                     PART A

                                   PROSPECTUS

PROSPECTUS                                           APRIL 30, 1997

                             KEYSTONE TAX FREE FUND
             200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116-5034
                         CALL TOLL FREE 1-800-343-2898

  Keystone Tax Free Fund (the "Fund") is a mutual fund that seeks the highest possible current income, exempt from federal income taxes, while preserving capital.

  The Fund invests primarily in municipal bonds. The Fund's net asset value per share will fluctuate in response to changes in the market value of its portfolio securities.

  Your purchase payment is fully invested. There is no sales charge when you buy the Fund's shares. With certain exceptions, the Fund may impose a deferred sales charge, which declines from 4.00% to 1.00%, if you redeem your shares within four years of purchase.

  The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") (the "Distribution Plan") under which it bears some of the costs of selling its shares to the public.

  This prospectus sets forth concisely the information about the Fund that you should know before investing. Please read it and retain it for future reference.

  Additional information about the Fund is contained in a statement of additional information dated April 30, 1997, which has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. For a free copy, or for other information about the Fund, write to the address or call the telephone number listed above.

  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                               TABLE OF CONTENTS

                                                    Page
Expense Information.............................     2
Financial Highlights............................     3
Fund Description................................     4
Investment Objective and Policies...............     4
Investment Restrictions.........................     6
Risk Factors....................................     6
Pricing Shares..................................     7
Dividends and Taxes.............................     7
Fund Management and Expenses....................     9
Distribution Plan...............................    11
How to Buy Shares...............................    13
How to Redeem Shares............................    15
Shareholder Services............................    16
Performance Data................................    18
Fund Shares.....................................    18
Additional Information..........................    19
Additional Investment Information...............   (i)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              EXPENSE INFORMATION
                             KEYSTONE TAX FREE FUND

     The purpose of the fee table is to assist investors in understanding the costs and expenses that an investor in the Fund will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see the following sections of this prospectus: "Fund Management and Expenses"; "How to Buy Shares"; "Distribution Plan"; and "Shareholder Services."

SHAREHOLDER TRANSACTION EXPENSES
       Contingent Deferred Sales Charge1...................................................................    4.00%
       (as a percentage of the lesser of original purchase price
       or redemption proceeds, as applicable)
ANNUAL FUND OPERATING EXPENSES2
(as a percentage of average net assets)
       Management Fees.....................................................................................    0.42%
       12b-1 Fees3.........................................................................................    0.30%
       Other Expenses......................................................................................    0.15%
       Total Fund Operating Expenses.......................................................................    0.87%

                                                                            1 Year    3 Years    5 Years    10 Years
EXAMPLE4
You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end
of each period:..........................................................    $ 49       $48        $48        $107
You would pay the following expenses on the same investment,
assuming no redemption:..................................................    $  9       $28        $48        $107

AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
(1) The deferred sales charge declines from 4.00% to 1.00% of amounts redeemed within four calendar years after purchase. No deferred sales charge is imposed thereafter.
(2) Expense ratios shown above are for the Fund's fiscal year ended December 31, 1996. Total Fund Operating Expenses include indirectly paid expenses. Excluding indirectly paid expenses, the ratio of total fund operating expenses to average net assets would have been 0.86%.
(3) Long-term shareholders may pay more than the economic equivalent of the maximum front end sales charge permitted by rules adopted by the National Association of Securities Dealers, Inc. (the "NASD"). See "Distribution Plan."
(4) The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of this example. Actual return for the Fund may be greater or less than 5%.

                              FINANCIAL HIGHLIGHTS
                             KEYSTONE TAX FREE FUND
                 (For a share outstanding throughout each year)

     The following table contains important financial information relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are incorporated by reference into the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                                   YEAR ENDED DECEMBER 31,
                               1996        1995        1994        1993        1992        1991      1990(A)      1989      1988

NET ASSET VALUE BEGINNING
  OF YEAR..................      $7.86       $7.10       $8.12       $8.04       $8.07       $7.90       $8.06     $8.18     $8.09
Income from investment
  operations
Net investment income......       0.41        0.41        0.37        0.39        0.46        0.46        0.52      0.57      0.55
Net realized and unrealized
  gain (loss) on
  investments and closed
  futures contracts........      (0.17)       0.74       (0.96)       0.48        0.12        0.36       (0.01)     0.15      0.30
  Total from investment
    operations.............       0.24        1.15       (0.59)       0.87        0.58        0.82        0.51      0.72      0.85
Less distributions from:
Net investment income......      (0.39)      (0.39)      (0.37)      (0.39)      (0.46)      (0.46)      (0.52)    (0.60)    (0.63)
In excess of net
  investment income........       0.00         -0-       (0.06)      (0.06)      (0.04)      (0.07)      (0.03)      -0-       -0-
Net realized capital gain
  on investments...........       0.00         -0-         -0-       (0.33)      (0.11)      (0.12)      (0.12)    (0.24)    (0.13)
In excess of net realized
  gain on investments......       0.00         -0-         -0-       (0.01)        -0-         -0-         -0-       -0-       -0-
Total distributions........      (0.39)      (0.39)      (0.43)      (0.79)      (0.61)      (0.65)      (0.67)    (0.84)    (0.76)
NET ASSET VALUE END OF
  YEAR.....................      $7.71       $7.86       $7.10       $8.12       $8.04       $8.07       $7.90     $8.06     $8.18
TOTAL RETURN(B)............      3.15%      16.61%      (7.34%)     11.15%       7.55%      10.80%       6.66%     9.11%    10.89%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
  ASSETS:
  Total expenses...........      0.87%(c)      0.95%(c)      1.55%      1.66%      1.38%      1.75%      1.18%     1.23%     1.79%
  Net investment income....      5.34%       5.41%       4.92%       4.72%       5.71%       5.78%       6.54%     6.94%     6.74%
Portfolio turnover rate....        69%         56%         84%         76%         78%         77%         64%       69%       61%
Net assets end of year
  (thousands).............. $1,557,886  $1,204,468  $1,197,727  $1,548,503  $1,453,199  $1,146,185  $1,060,826  $901,912  $903,132


                               1987
NET ASSET VALUE BEGINNING
  OF YEAR..................     $8.85
Income from investment
  operations
Net investment income......      0.56
Net realized and unrealized
  gain (loss) on
  investments and closed
  futures contracts........     (0.58)
  Total from investment
    operations.............     (0.02)
Less distributions from:
Net investment income......     (0.64)
In excess of net
  investment income........       -0-
Net realized capital gain
  on investments...........     (0.10)
In excess of net realized
  gain on investments......       -0-
Total distributions........     (0.74)
NET ASSET VALUE END OF
  YEAR.....................     $8.09
TOTAL RETURN(B)............    (0.14%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
  ASSETS:
  Total expenses...........     1.70%
  Net investment income....     6.80%
Portfolio turnover rate....       43%
Net assets end of year
  (thousands)..............  $894,768

(a) Calculation based on average shares outstanding.
(b) Excluding applicable sales charges.
(c) Ratio of total expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 0.86% and 0.94% for the years ended December 31, 1996 and 1995, respectively.

FUND DESCRIPTION

  The Fund is an open-end, diversified, management investment company, commonly known as a mutual fund. The Fund has been operating continuously since April 12, 1977 when it was created under Massachusetts law as a Massachusetts business trust. The Fund is one of more than thirty funds advised and managed by Keystone Investment Management Company ("Keystone"), the Fund's investment adviser.

INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
  The Fund's investment objective is to provide shareholders with the highest possible current income, exempt from federal income taxes, while preserving capital.

  Since the Fund considers preservation of capital as well as the level of tax exempt income, the Fund may realize less income than a fund willing to expose shareholders' capital to greater risk.

  The investment objective of the Fund is fundamental and may not be changed without the vote of a majority of the Fund's outstanding shares as defined in the 1940 Act which means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares (a "1940 Act Majority").

  There can be no assurance that the Fund will achieve its investment objective since there is uncertainty in every investment.

PRINCIPAL INVESTMENTS AND INVESTMENT POLICIES
  Under ordinary circumstances, the Fund invests substantially all and at least 80% of its assets in federally tax-exempt obligations. These obligations include municipal bonds and notes and tax-exempt commercial paper obligations that are issued by or on behalf of states, territories and possessions of the United States ("U.S."), the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is, in the opinion of counsel to the issuers of such bonds, exempt from federal income taxes, including the alternative minimum tax.

  Municipal bonds include debt obligations issued by or on behalf of a political subdivision of the U.S. or any agency or instrumentality thereof to obtain funds for various public purposes. In addition, municipal bonds include certain types of industrial development bonds issued by or on behalf of public authorities to finance privately operated facilities.

  The two principal classifications of municipal bonds are "general obligation" and "limited obligation" or "revenue" bonds. General obligation bonds involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or revenue source. Their payment may be dependent upon an appropriation by the issuer's legislative body and may be subject to quantitative limitations on the issuer's taxing power. Limited obligation or revenue bonds are payable only from the revenues of a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, such as the user of the facility.

  The Tax Reform Act of 1986 made significant changes in the federal tax status of certain obligations that previously were fully federally tax-exempt. As a result, three categories of such obligations issued after August 7, 1986 now exist: (1) "public purpose" bonds, the income from which remains fully exempt from federal income taxes; (2) qualified "private activity" industrial development bonds, the income from which, while exempt from federal income taxes under Section 103 of the Internal Revenue Code of 1986, as amended (the "Code"), is includable in the calculation of the federal alternative minimum tax; and (3) "private activity" (private purpose) bonds, the income from which is not exempt from federal income taxes. The Fund's policies limit its investments in qualified "private activity" industrial development bonds to no more than 20% of the Fund's total assets. The Fund currently will not invest in "private activity" (private purpose) bonds.

  The Fund invests in municipal bonds only if, at the date of investment, they are rated within the four highest grades by Standard & Poor's Ratings Group ("S&P") (AAA, AA, A and BBB), by Moody's Investors Service ("Moody's") (Aaa, Aa, A and Baa) or by Fitch Investors Service, L.P. -- Municipal Division ("Fitch") (AAA, AA, A and BBB) or, if not rated, are of comparable quality to obligations so rated as determined by Keystone.

  However, Keystone expects that, under normal circumstances, at least 65% of the Fund's total assets invested in municipal bonds will be within the three highest ratings of such services or, if not rated, will be of comparable quality.

  Debt rated BBB by S&P is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are generally more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in high rated categories.

  Bonds rated Baa by Moody's are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

  Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligator's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

OTHER ELIGIBLE SECURITIES
  The Fund also may invest in securities that pay interest that is not exempt from federal income taxes, such as corporate and bank obligations, obligations issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities, commercial paper and repurchase agreements. Such securities must be rated at least BBB by S&P or Baa by Moody's or, if not rated, must be determined by Keystone to be of comparable quality. The Fund will not invest more than 20% of its total assets under ordinary circumstances and up to 100% of its total assets for temporary or defensive purposes in such securities. When a Fund invests for defensive purposes, it seeks to limit loss of principal and is not pursuing its investment objective.

  The Fund also may enter into reverse repurchase agreements and firm commitment agreements for securities and currencies. The Fund may enter into options transactions and may write covered call and put options, purchase call and put options, including purchasing call and put options to close out existing positions, and purchase call options to fix the interest rates of obligations held by it. The Fund may enter into currency and other financial futures contracts and related options transactions for hedging purposes and not for speculation and may employ new investment techniques with respect to such futures contracts and related options. The Fund will supplement this prospectus as appropriate in the event that the employment of such techniques is determined to constitute a material change in investment policy for the Fund. In addition, the Fund may invest in obligations denominated in foreign currencies that are exempt from federal income tax.

  In addition to the options and futures contracts mentioned above, only if it is consistent with its investment objective, the Fund may also invest in certain other types of "derivative instruments," including structured securities.

  In addition, the Fund may, notwithstanding any other investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions as the Fund. The Fund does not currently intend to implement this policy and would do so only if the Trustees were to determine such action to be in the best interest of the Fund and its shareholders. In the event of such implementation, the Fund will comply with such requirements as to written notice to shareholders as are then in effect.

  For further information about the types of investments and investment techniques available to the Fund, including the associated risks, see the "Risk Factors" and "Additional Investment Information" sections in this prospectus and the statement of additional information.

INVESTMENT RESTRICTIONS

  The Fund has adopted the fundamental restrictions summarized below, which may not be changed without the approval of a 1940 Act Majority of the Fund's outstanding shares. These restrictions and certain other fundamental and nonfundamental restrictions are set forth in detail in the statement of additional information.

  Generally, the Fund may not: (1) invest more than 5% of its total assets in the securities of any one issuer; (2) borrow money, except that the Fund may borrow money from banks for emergency or extraordinary purposes in aggregate amounts up to one-third of its net assets and enter into reverse repurchase agreements; and (3) pledge more than 15% of its total assets to secure borrowings.

RISK FACTORS

  Like any investment, your investment in the Fund involves an element of risk. Before you invest in the Fund, you should carefully evaluate your ability to assume the risks your investment in the Fund poses.

  Certain risks related to the Fund are discussed below. To the extent not discussed in this section, specific risks attendant to individual securities or investment practices are discussed in "Additional Investment Information."

FUND RISKS
  Investing in the Fund involves the risk common to investing in any security, that is that the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. For example, the market value of fixed income securities in which the Fund may invest are likely to vary inversely to changes in prevailing interest rates. In addition, the net asset value of the Fund's shares will change according to the market's perception of the underlying portfolio securities of the Fund.

  Should the Fund need to raise cash to meet a large number of redemptions, it might have to sell portfolio securities at a time when it would be disadvantageous to do so.

  By itself, the Fund does not constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal or marketability. Shares of the Fund would not be suitable for tax-exempt institutions, may not be suitable for certain retirement plans that are unable to benefit from the Fund and may not be an appropriate investment for entities that are "substantial users" of facilities financed by industrial development bonds or related persons thereof.

MUNICIPAL OBLIGATIONS
  The Fund's ability to achieve its objective depends partially on the prompt payment by issuers of the interest on and principal of the municipal bonds held by the Fund. A moratorium, default, or other nonpayment of interest or principal when due on any municipal bond, in addition to affecting the market value and liquidity of that particular security, could affect the market value and liquidity of other municipal bonds held by the Fund. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

  From time to time, proposals have been introduced before the U.S. Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal bonds, and similar proposals may be introduced in the future. The enactment of such a proposal could materially affect the availability of municipal bonds for investment by the Fund and the value of the Fund's portfolio. In the event of such legislation, the Fund would re-evaluate its investment objective and policies and consider changes in the structure of the Fund or dissolution.

PRICING SHARES

  The Fund computes its net asset value as of the close of trading (currently 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the "Exchange") is open. However, the Fund does not compute its net asset value on days when changes in the value of the Fund's securities do not affect the current net asset value of its shares. The Exchange currently is closed on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is arrived at by determining the value of all of the Fund's assets, subtracting all liabilities and dividing the result by the number of shares outstanding.

  The Fund values municipal bonds on the basis of valuations provided by a pricing service. The Fund's pricing service determines the value of such municipal bonds using information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. The Fund's pricing service has been approved by its Board of Trustees.

  The Fund values the short-term investments it purchases as follows:

  (1) short-term investments with maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

  (2) short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value; and

  (3) short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market and which, in any case, reflects fair value as determined by the Fund's Board of Trustees.

  All other investments are valued at market value or, where market quotations are not readily available, at fair value as determined in good faith using methods prescribed by the Fund's Board of Trustees.

DIVIDENDS AND TAXES

  The Fund has qualified and intends to continue to qualify as a regulated investment company (a "RIC") under the Code. The Fund qualifies if, among other things, it distributes to its shareholders at least 90% of its net investment income for its fiscal year. The Fund also intends to make timely distributions, if necessary, sufficient in amount to avoid the nondeductible 4% excise tax imposed on a RIC to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its net capital gains for the one-year period ending on October 31 of such calendar year.

  If the Fund qualifies as a RIC and if it distributes substantially all of its net investment income and net capital gains, if any, to shareholders, it will be relieved of any federal income tax liability.

  The Fund distributes its net investment income to shareholders daily and net realized long-term capital gains annually. Distributions are payable in shares or, at the shareholder's option, (which must be exercised before the record date for the distribution) in cash. Fund distributions in the form of additional shares are made at net asset value without the imposition of a sales charge.

  Any taxable dividend declared in October, November, or December to shareholders of record in such a month and paid by the following January 31 will be includable in the taxable income of the shareholders as if paid on December 31 of the year in which the dividend was declared.

  The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order for distributions to qualify as exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal bond interest and designated as an exempt interest dividend in a written notice mailed to shareholders not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

  Any shareholder who may be a "substantial user" of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his or her tax adviser concerning his or her qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

  Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alterntive minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code relating to "adjusted current earnings."

  Some or all of the Fund's exempt interest dividends may be subject to state income taxes. The Fund will report to shareholders on a state by state basis the sources of its exempt interest dividends. Under particularly unusual circumstances, such as when the Fund is in a prolonged defensive investment position, it is possible that no portion of the Fund's distributions of income to its shareholders for a fiscal year would be exempt from federal income tax; however, the Fund does not presently anticipate that such unusual circumstances will occur.

  Since none of the Fund's income will consist of corporate dividends, no distributions will qualify for the 70% corporate dividends received deduction.

  The Fund intends to distribute its net capital gains as capital gain dividends. Shareholders should treat such dividends as long-term capital gains. The Fund will designate capital gain dividends as such by a written notice mailed to each shareholder no later than 60 days after the close of the Fund's taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as a long-term capital loss to the extent of such capital gain dividend.

  Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends; that portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and short-term capital gains received by the shareholder.

  The foregoing is only a summary of some of the important tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund are urged to consult their tax advisers with specific reference to their own tax situations.

FUND MANAGEMENT AND EXPENSES

FUND MANAGEMENT
  The Fund's Board of Trustees has absolute and exclusive control over the management and disposition of all assets of the Fund. Subject to the authority of the Fund's Board of Trustees, Keystone provides investment advice, management and administrative services to the Fund.

INVESTMENT ADVISER
  Keystone has provided investment advisory and management services to investment companies and private accounts since 1932. Keystone is a wholly-owned subsidiary of First Union Keystone, Inc. ("First Union Keystone"). Both Keystone and First Union Keystone are located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

  First Union Keystone is a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB"). FUNB is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the U.S. based on total assets as of December 31, 1996.

  First Union is headquartered in Charlotte, North Carolina, and had $140 billion in consolidated assets as of December 31, 1996. First Union and subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S. The Capital Management Group of FUNB, Keystone and Evergreen Asset Management Corp., a wholly-owned subsidiary of FUNB, manage or otherwise oversee the investment of over $60 billion in assets as of December 31, 1997, belonging to a wide range of clients, including the Evergreen Keystone Funds.

  Pursuant to its Investment Advisory and Management Agreement with the Fund (the "Advisory Agreement"), Keystone manages the investment and reinvestment of the Fund's assets, supervises the operation of the Fund and provides all necessary office space, facilities and equipment.

  The Fund pays Keystone at the end of each calendar month a fee for its services consisting of (1) an amount calculated as set forth below:

Annual                              Aggregate Net Asset Value
Management                                      of the Shares
Fee                     Income                    of the Fund

                                    2.0% of
                               Gross Dividend and
                                Interest Income
                                      Plus

0.50% of the first                                            $100,000,000, plus
0.45% of the next                                             $100,000,000, plus
0.40% of the next                                             $100,000,000, plus
0.35% of the next                                             $100,000,000, plus
0.30% of the next                                             $100,000,000, plus
0.25% of amounts over                                         $500,000,000;

and (2) an amount equal to the amount of reimbursable expenses of Keystone accrued during such calendar month.

  The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only so long as such continuance is specifically approved at least annually by the Board of Trustees or by the vote of shareholders of the Fund. In addition, the terms and annual continuance of the Advisory Agreement must be approved by the vote of a majority of the Independent Trustees (Trustees who are not interested persons as defined in the 1940 Act) of the Fund cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days written notice by the Fund or Keystone or may be terminated by a vote of shareholders of the Fund. The Advisory Agreement will terminate automatically upon its "assignment," as defined in the 1940 Act.

PRINCIPAL UNDERWRITER
  Evergreen Keystone Distributor, Inc. ("EKD"), a subsidiary of The BISYS Group, Inc., which is not affiliated with First Union, is the Fund's principal underwriter. EKD replaced Evergreen Keystone Investment Services, Inc. (formerly Keystone Investment Distributors Company) ("EKIS") as the Fund's principal underwriter. EKIS may no longer act as principal underwriter of the Fund due to regulatory restrictions imposed by the Glass-Steagall Act upon national banks such as FUNB and their affiliates, that prohibit such entities from acting as the underwriters or distributors of mutual fund shares. While EKIS may no longer act as principal underwriter of the Fund as discussed above, EKIS may continue to receive compensation from the Fund or EKD in respect of underwriting and distribution services performed prior to the termination of EKIS as principal underwriter. In addition, EKIS may also be compensated by EKD for the provision of certain marketing support services to EKD at an annual rate of up to 0.75% of the average daily net assets of the Fund, subject to certain restrictions. EKD is located at 125 W. 55th Street, New York, New York 10019.

SUB-ADMINISTRATOR
  BISYS Fund Services ("BISYS"), an affiliate of EKD, distributor for the Fund, serves as sub-administrator to the Fund. For its services, BISYS is entitled to receive a fee from Keystone calculated on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by Keystone for which FUNB affiliates also serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:

                        Aggregate Average Daily Net Assets
                         of Mutual Funds Administered By
                         BISYS For Which Any Affiliate Of
                            FUNB Serves As Investment
Sub-Administrator Fee                Adviser
       0.0100%               on the first $7 billion
       0.0075%                on the next $3 billion
       0.0050%               on the next $15 billion
       0.0040%          on assets in excess of $25 billion

  The total assets of the mutual funds for which FUNB affiliates also serve as investment advisers were approximately $29.2 billion as of February 28, 1997.

PORTFOLIO MANAGER
  Betsy A. Hutchings, a Keystone Senior Vice President since 1995 and Senior Portfolio Manager since 1993, has been the Fund's Portfolio Manager since 1990. She joined Keystone in 1988, and has more than 17 years of investment experience.

FUND EXPENSES
  The Fund pays all of its expenses. In addition to the investment advisory and distribution plan expenses discussed above, the principal expenses that the Fund is expected to pay include, but are not limited to: expenses of its transfer agent, its custodian and its independent auditors; expenses under its Distribution Plan; fees and expenses of its Independent Trustees; expenses of shareholders' and Trustees' meetings; fees payable to government agencies, including registration and qualification fees of the Fund and its shares under federal and state securities laws; expenses of preparing, printing and mailing Fund prospectuses, notices, reports and proxy material; and certain extraordinary expenses. In addition to such expenses, the Fund pays its brokerage commissions, interest charges and taxes. For the fiscal year ended December 31, 1996, the Fund paid 0.87% of its average net assets in expenses.

  During the fiscal year ended December 31, 1996, the Fund paid or accrued investment management and advisory fees of $6,642,609 (0.42% of the Fund's average daily net assets). Of such amount, $6,272,478 was paid to Keystone Management, Inc. ("Keystone Management"), the Fund's former investment manager, for the period of January 1, 1996 to December 11, 1996. For the same period, $5,331,606 was paid by Keystone Management to Keystone for its investment advisory services to the Fund. For the period of December 12, 1996 to December 31, 1996, the Fund paid $370,131 to Keystone for its investment advisory services. During the fiscal year ended December 31, 1996, the Fund paid or accrued to Keystone $19,501 for certain accounting services and $1,591,303 to Evergreen Keystone Service Center (formerly Keystone Investor Resource Center, Inc.) ("EKSC"), for services rendered as the Fund's transfer and dividend disbursing agent. EKSC, a wholly-owned subsidiary of Keystone, is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

SECURITIES TRANSACTIONS
  Under policies established by the Fund's Board of Trustees, Keystone selects broker-dealers to execute transactions subject to the receipt of best execution. When selecting broker-dealers to execute portfolio transactions for the Fund, Keystone may consider the number of shares of the Fund sold by such broker-dealers. In addition, broker-dealers executing portfolio transactions may, from time to time, be affiliated with the Fund, Keystone, First Union Keystone, EKD or their affiliates. The Fund may pay higher commissions to broker-dealers that provide research services. Keystone may use these services in adivising the Fund as well as in advising its other clients.

PORTFOLIO TURNOVER
  The Fund's portfolio turnover rates for the fiscal years ended December 31, 1996 and 1995 were 69% and 56%, respectively. For further information about brokerage and distributions, see the statement of additional information.

CODE OF ETHICS
  The Fund has adopted a Code of Ethics incorporating policies on personal securities trading as recommended by the Investment Company Institute.

DISTRIBUTION PLAN

  The Fund bears some of the costs of selling its shares under a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Fund's Distribution Plan provides that the Fund may expend up to 0.3125% quarterly (1.25% annually) of the average daily net asset value of its shares to pay distribution costs for sales of its shares and to pay shareholder service fees. The NASD currently limits such annual expenditures to 1.00%, of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the Fund's Distribution Plan, plus interest at the prime rate plus 1% on such amounts (less any contingent deferred sales charges ("CDSCs") paid by shareholders to EKD) remaining unpaid from time to time.

  Payments under the Distribution Plan are currently made to EKD and its predecessor (which may reallow all or part to others, such as broker-dealers)
(1) as commissions for Fund shares sold (2) as shareholder service fees in respect to shares maintained by the recipient and outstanding on the Fund's books for specified periods and (3) as interest. Amounts paid or accrued to EKD and its predecessor in the aggregate may not exceed the annual limitations referred to above.

  EKD generally reallows to broker-dealers or others a commission equal to 4.00% of the price paid for each Fund share sold as well as a shareholder service fee at a rate of 0.25% per annum of the net asset value of shares maintained by such recipient and outstanding on the books of the Fund for specified periods.

  The financing of payments made by EKD to compensate broker-dealers or other persons for distributing shares of the Fund will be provided by FUNB or its affiliates.

  If the Fund is unable to pay EKD a commission on a new sale because the annual maximum (0.75% of average daily net assets) has been reached, EKD intends, but is not obligated, to continue to accept new orders for the purchase of Fund shares and to pay or accrue commissions and service fees to broker-dealers in excess of the amount it currently receives from the Fund ("Advances"). While the Fund is under no contractual obligation to reimburse EKD or its predecessor for Advances, EKD and its Predecessor intend to seek full payment for such Advances from the Fund (together with interest at the rate of prime plus 1.00%) at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits. EKIS, the predecessor to EKD, currently intends to seek payment of interest only on such Advances paid or accrued by EKIS subsequent to July 7, 1992. If the Fund's Independent Trustees authorize such payments, the effect would be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by the Distribution Plan.

  The amounts and purposes of expenditures under the Distribution Plan must be reported to the Independent Trustees quarterly. The Independent Trustees may require or approve changes in the operation of the Distribution Plan and may require that total expenditures by the Fund under the Distribution Plan be kept within limits lower than the maximum amount permitted by the Distribution Plan as stated above. Unless limited by the Independent Trustees, such costs could, for some period of time, be higher than such costs permitted by most other plans presently adopted by other investment companies.

  The Distribution Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the Fund. If the Distribution Plan is terminated, EKD will ask the Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of Advances.

  Any change in the Distribution Plan that would materially increase the distribution expenses of the Fund provided for in the Distribution Plan requires shareholder approval. Otherwise, the Distribution Plan may be amended by votes of the majority of both (1) the Fund's Trustees and (2) the Independent Trustees cast in person at a meeting called for the purpose of voting on such amendment.

  While the Distribution Plan is in effect, the Fund is required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.

ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS
  Upon written notice to broker-dealers, EKD may, at its own expense, periodically sponsor programs that offer additional compensation in connection with sales of Fund shares. Participation in such programs may be available to all broker-dealers or to selected broker-dealers who have sold or are expected to sell significant amounts of Fund shares. EKD and EKIS may provide additional compensation,including financial assistance, to broker-dealers in connection with preapproved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent they are prohibited by the laws of any state or any self-regulatory agency, such as the NASD.

  EKD may, at its own expense, pay concessions in addition to those described above to broker-dealers including, from time to time, First Union Brokerage Services, Inc., an affiliate of Keystone, that satisfy certain criteria established from time to time by EKD. These conditions relate to increasing sales of shares of the Evergreen Keystone funds over specified periods and certain other factors. Such payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to 1.00% of the value of shares sold by such broker-dealer.

  EKD may also pay banks and other financial service firms that facilitate transactions in shares of the Fund for their clients a transaction fee up to the level of payments made allowable to broker-dealers for the sale of such shares, as described above.

  The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling or distributing the shares of registered open-end investment companies such as the Fund. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Keystone and its affiliates, since they are direct or indirect subsidiaries of FUNB, are subject to and in compliance with the aforementioned laws and regulations. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting certain payments from the Fund, or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider what action, if any, is appropriate.

  In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as broker-dealers pursuant to state law.

HOW TO BUY SHARES

  You may purchase shares of the Fund from any broker-dealer that has a selling agreement with EKD, banks, other financial intermediaries or directly through EKD.

  In addition, you may purchase Fund shares by mailing to the Fund, c/o Evergreen Keystone Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed account application and a check payable to the Fund. You may also call 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds before sending in a completed account application. Subsequent investments in the Fund's shares in any amount may be made by check, wiring federal funds, direct deposit or an electronic funds transfer ("EFT").

  The Fund's shares are sold at the public offering price which is equal to the net asset value per share next computed after the Fund receives the purchase order. The initial purchase must be at least $1,000 except for purchases by participants in certain retirement plans for which the minimum investment is waived and investments under the Systematic Investment Plan where the minimum investment amount is $25.00. There is no minimum for subsequent purchases. Purchase payments are fully invested at net asset value. There are no sales charges on purchases of Fund shares at the time of purchase.

CONTINGENT DEFERRED SALES CHARGE
  With certain exceptions, when shares are redeemed within four calendar years after their purchase, the Fund may charge a CDSC as follows:

During the calendar year of purchase..........    4.00%
During the first calendar year after the year
  of purchase.................................    3.00%
During the second calendar year after the year
  of purchase.................................    2.00%
During the third calendar year after the year
  of purchase.................................    1.00%
Thereafter....................................    0.00%

  If imposed, the CDSC is deducted from the redemption proceeds otherwise payable to the shareholder. To the extent permitted by NASD rules, CDSCs are paid to EKD or its predecessor.

  The CDSC is a declining percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the total cost of such shares. No CDSC is imposed on amounts derived from (1) increases in the value of the shares redeemed above the total cost of such shares due to increases in the net asset value per share of the Fund; (2) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; or (3) shares held in all or part of more than four consecutive calendar years.

  Upon request for redemption, shares not subject to a CDSC will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed. No CDSC is payable on permitted exchanges of shares between Keystone Classic Funds that have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act. For purposes of computing CDSCs, when shares of one fund are exchanged for shares of another fund, the date of purchase of the shares being acquired by exchange is deemed to be the date the shares being tendered for exchange were originally purchased.

WAIVER OF DEFERRED SALES CHARGE
  No CDSC is imposed on a redemption of shares of the Fund in the event of (1) death or disability of the shareholder; (2) a lump sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under a Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

  Shares also may be sold, to the extent permitted by applicable law, at net asset value without the payment of commissions or the imposition of a CDSC to
(1) certain Directors, Trustees, officers, and employees of the Fund, First Union Keystone, Keystone, EKD and certain of their affiliates; (2) registered representatives of firms with dealer agreements with EKD; and (3) a bank or trust company acting as trustee for a single account. For more details, see the statement of additional information.

HOW TO REDEEM SHARES

  You may redeem your shares in the Fund for cash, (at their net redemption value) on any day the Exchange is open, either directly by writing to the Fund, c/o EKSC, or through your financial intermediary. The amount you will receive is based on the net asset value adjusted for fractions of a cent (less any applicable CDSC) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

REDEEMING SHARES THROUGH YOUR FINANCIAL INTERMEDIARY
  The Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value (less any applicable CDSC). Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).

REDEEMING SHARES DIRECTLY BY MAIL OR TELEPHONE
  Send a signed letter of instruction or stock power form to the Fund, c/o EKSC, the registrar, transfer agent and dividend-disbursing agent for the Fund. Stock power forms are available from your financial intermediary, EKSC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption request for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum of 30 days. The Fund and EKSC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and EKSC's policies.

  Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this prospectus between the hours of 8:00 a.m. and 5:30 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or EKSC's offices are closed). Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption request must include the shareholder's account name, as registered with the Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (1) be mailed by check to the shareholder at the address in which the account is registered or (2) be wired to an account with the same registration as the shareholder's account in the Fund at a designated commercial bank.

  In order to insure that instructions received by EKSC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. The Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this Prospectus, except redemption by mail, and to impose fees.

  Except as otherwise noted, neither the Fund, EKSC, nor EKD assumes responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Keystone Express Line, or by telephone. EKSC will employ reasonable procedures to confirm that instructions received over the Evergreen Keystone Express Line or by telephone are genuine. Neither the Fund, EKSC, nor the EKD will be liable when following instructions received over the Evergreen Keystone Express Line or by telephone that EKSC reasonably believes are genuine.

GENERAL
  The Fund reserves the right at any time to terminate, suspend or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.

  The Fund may temporarily suspend the right to redeem its shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission, for the protection of shareholders, so orders.

SMALL ACCOUNTS
  Because of the high cost of maintaining small accounts, the Fund reserves the right to redeem your account if its value has fallen below $1,000, the current minimum investment level, as a result of your redemptions (but not as a result of market action). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level. No CDSCs are applied to such redemptions.

SHAREHOLDER SERVICES

  Details on all shareholder services may be obtained from EKSC by writing or by calling toll free 1-800-343-2898. As of May 5, 1997, the following shareholder services will be available.

EVERGREEN KEYSTONE EXPRESS LINE
  Evergreen Keystone Express Line offers you specific fund account information, price and yield quotations as well as the ability to effect account transactions, including investments, exchanges and redemptions. You may access the Evergreen Keystone Express Line by dialing toll-free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

EXCHANGES
  If you have obtained the appropriate prospectus, you may exchange shares of the Fund for shares of any other funds in the Keystone Classic Fund Family, on the basis of their respective net asset values by calling toll free 1-800-343-2898 or by writing Evergreen Keystone Service Company, at Box 2121, Boston, Massachusetts 02106-2121. (See "How to Redeem Shares" for additional information on telephone transactions.)

  Fund shares purchased by check may be exchanged for shares of any fund in the Keystone Classic Fund Family. In order to exchange Fund shares for shares of Keystone Precious Metal Holdings, Inc., a shareholder must have held Fund shares for a period of at least six months. There is no fee for exchanges. If the shares being tendered for exchange have been held for less than four years and are still subject to a CDSC, such charge will carry over to the shares being acquired in the exchange transaction. The Fund reserves the right to terminate this exchange offer or to change its terms, including the right to charge for any exchange, upon notice to shareholders pursuant to applicable law.

  Orders to exchange shares of the Fund for shares of Keystone Liquid Trust ("KLT") will be executed by redeeming the shares of the Fund and purchasing shares of KLT at the net asset value of KLT shares determined after the proceeds from such redemption become available, which may be up to seven days after such redemption. In all other cases, orders for exchanges received by the Fund prior to 4:00 p.m. Eastern time on any day the funds are open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after 4:00 p.m. eastern time on any business day will be executed at the respective net asset values determined at the close of the next business day.

  An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund, in addition to its right to reject any exchange, reserves the right to terminate the exchange privilege of any shareholder who makes more than five exchanges of shares of the Funds in a year or three in a calendar quarter.

  The Fund reserves the right to terminate this exchange offer or to change its terms, including the right to charge for any exchange, upon notice to shareholders pursuant to applicable law.

  An exchange order must comply with the requirements for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial purchase requirements of the fund being acquired. An exchange constitutes a sale for federal income tax purposes.

  The exchange privilege is available only in states where shares of the fund being acquired may legally be sold.

SYSTEMATIC INVESTMENT PLAN
  With a Systematic Investment Plan, you can automatically transfer as little as $25 from your bank account to the Evergreen Keystone fund of your choice. Your bank account will be debited for each transfer. You will receive confirmation with your next account statement. Shares purchased by check under the Systematic Investment Plan may not be redeemed for ten days from the date of investment.

  To establish or terminate a Systematic Investment Plan or to change the amount or schedule of your automatic investments, you may write to or call EKSC. Please include your account numbers. Termination may take up to 30 days.

TELEPHONE INVESTMENT PLAN
  You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received. Shares purchased by check under the Telephone Investment Plan may not be redeemed for ten days from the date of investment.

SYSTEMATIC WITHDRAWAL PLAN
  When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the application. Under this plan, you may receive (or designate a third party to receive) payments in a stated amount of at least $75 and may be as much as 1.00% per month or 3.00% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. Any applicable CDSC will be waived with respect to redemptions occurring under a Systematic Withdrawal Plan during a calendar year to the extent that such redemptions do not exceed 12% of (1) the initial value of the account plus (2) the value, at the time of purchase, of any subsequent investments. Excessive withdrawals may decrease or deplete the value of your account.

AUTOMATIC REINVESTMENT PLAN
  For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

DOLLAR COST AVERAGING
  Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen Keystone fund. This results in more shares being purchased when the selected Fund's net asset value is relatively low and fewer shares being purchased when the Fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

  Prior to participating in dollar cost averaging, you must establish an account in an Evergreen Keystone fund. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make and (2) the Fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

TWO DIMENSIONAL INVESTING
  You may elect to have income and capital gains distributions from any Evergreen Keystone fund shares you own automatically invested to purchase shares of any other Evergreen Keystone fund. You may select this service on your application and indicate the Evergreen Keystone fund(s) into which distributions are to be invested.

OTHER SERVICES
  Under certain circumstances shareholders may, within 30 days after a redemption, reinstate their accounts at current net asset value.

PERFORMANCE DATA

  From time to time, the Fund may advertise "total return,""current yield" and "tax equivalent yield." ALL FIGURES ARE BASED ON HISTORICAL RESULTS. PAST PERFORMANCE SHOULD NOT BE CONSIDERED REPRESENTATIVE OF RESULTS FOR ANY FUTURE PERIOD OF TIME. Total return refers to the Fund's average annual compounded rates of return over specified periods determined by comparing the initial amount invested to the ending redeemable value of that amount. The resulting equation assumes reinvestment of all dividends and distributions and deduction of all recurring charges, if any, applicable to all shareholder accounts. The deduction of the CDSC is reflected in the applicable years.

  Current yield quotations represent the yield on an investment for a stated 30-day period computed by dividing net investment income earned per share during the base period by the maximum offering price per share on the last day of the base period.

  Tax equivalent yield is, in general, the current yield divided by a factor equal to one minus a stated income tax rate and reflects the yield a taxable investment would have to achieve in order to equal on an after-tax basis a tax exempt yield.

  The Fund may include comparative performance information in advertising or marketing the Fund's shares, such as data from Lipper Analytical Services, Inc., Morningstar, Inc., CDS-Weisenberger and Value Line or other financial and industry publications.

FUND SHARES

  The Fund currently issues one class of shares, which participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued and paid for, the shares will be fully paid and nonassessable by the Fund. Shares may be exchanged as explained under "Shareholder Services," but will have no other preference, conversion, exchange or preemptive rights. Shareholders of the Fund are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares are redeemable, transferable and freely assignable as collateral. There are no sinking fund provisions. The Fund may establish additional classes or series of shares.

  The Fund does not hold annual meetings. The Fund will have special meetings from time to time as required under its Declaration of Trust and under the 1940 Act. As provided in the Fund's Declaration of Trust, shareholders have the right to remove Trustees by an affirmative vote of two-thirds of the outstanding shares. A special meeting of the shareholders will be held when holders of 10% of the outstanding shares request a meeting for the purpose of removing a Trustee. The Fund is prepared to assist shareholders in communications with one another for the purpose of convening such a meeting as prescribed by Section 16(c) of the 1940 Act.

ADDITIONAL INFORMATION

  When the Fund determines from its records that more than one account in the Fund is registered in the name of a shareholder or shareholders having the same address, upon written notice to those shareholders the Fund intends, when an annual report or semi-annual report of the Fund is required to be furnished, to mail one copy of such report to that address.

  Except as otherwise stated in this prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in this prospectus without shareholder approval, including the right to impose or change fees for services provided.

                      (This page left blank intentionally)

                       ADDITIONAL INVESTMENT INFORMATION

CORPORATE AND MUNICIPAL BOND RATINGS
S&P CORPORATE AND MUNICIPAL BOND RATINGS
A. MUNICIPAL NOTES
  An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria are used in making that assessment:

  1. amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note); and

  2. source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

  Note ratings are as follows:
  1. SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.
  2. SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.
  3. SP-3 -- Speculative capacity to pay principal and interest.

B. TAX EXEMPT DEMAND BONDS
  S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand or double feature.

  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For the newer "demand notes," S&P note rating symbols, combined with the commercial paper symbols, are used (for example, "SP-1+/A-1+").

C. CORPORATE AND MUNICIPAL BOND RATINGS
  An S&P corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

  The ratings are based, in varying degrees, on the following considerations:

    1. likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

    2. nature of and provisions of the obligation; and

    3. protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

  PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  A provisional rating is sometimes used by S&P. It assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon, failure of such completion.

                                      (i)

D. BOND RATINGS
  Bond ratings are as follows:

  1. AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

  2. AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

  3. A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  4. BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

MOODY'S CORPORATE AND MUNICIPAL BOND RATINGS

A. MUNICIPAL NOTES
  A Moody's rating for municipal short-term obligations will be designated Moody's Investment Grade or ("MIG"). These ratings recognize the difference between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and the short-term cyclical elements are critical in short-term ratings.

  A short-term rating may also be assigned on issues with a demand feature -- variable rate demand obligation ("VRDO"). Such ratings will be designated as VMIG. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on the external liquidity.

  The note ratings are as follows:

  1. MIG1/VMIG1 This designation denotes the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

  2. MIG2/VMIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

  3. MIG3/VMIG3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

  4. MIG4/VMIG4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

B. CORPORATE AND MUNICIPAL BOND RATINGS
  1. AAA -- Bonds rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  2. AA -- Bonds rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in AAA securities.

  3. A -- Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving

                                      (ii)
security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

  4. BAA -- Bonds rated BAA are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA through BAA in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

  CON. ( -- ) -- Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (1) earnings of projects under construction, (2) earnings of projects unseasoned in operation experience, (3) rentals that begin when facilities are completed, or (4) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

  Those municipal bonds in the AA, A, and BAA groups that Moody's believes possess the strongest investment attributes are designated by the symbols AA 1, A 1, and BAA 1.

FITCH CORPORATE AND MUNICIPAL RATINGS

A. MUNICIPAL NOTES
  Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally three years or less. These include commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

  The note ratings are as follows:

  1. F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

  2. F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

  3. F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the two higher ratings.

  4. F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

B. CORPORATE AND MUNICIPAL BOND RATINGS
AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

                                     (iii)

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) OR MINUS (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

A CONDITIONAL rating is premised on the successful completion of a project or the occurrence of a specific event.

  Debt rated BB, B, CCC, CC and C by S&P is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C1 by S&P is debt (income bonds) on which no interest is being paid. Debt rated D by S&P is in default and payment of interest and/ or repayment of principal is in arrears. Bonds that are rated CAA by Moody's are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds that are rated CA by Moody's represent obligations that are speculative in a high degree. Such issues are often in default or have other market shortcomings. Bonds that are rated C by Moody's are the lowest rated bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Debt rated BB, B, CCC, CC, and C by Fitch is regarded as speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C represents the highest degree of speculation. Debt rated DDD, DD, and D are in default on interest and/or principal payments.

DESCRIPTIONS OF CERTAIN TYPES OF INVESTMENTS AND INVESTMENT TECHNIQUES AVAILABLE TO THE FUND

   The Fund may engage in the following investment practices to the extent described in the prospectus and statement of additional information.

OBLIGATIONS OF FOREIGN BRANCHES OF UNITED STATES BANKS
  The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

                                      (iv)

OBLIGATIONS OF UNITED STATES BRANCHES OF FOREIGN BANKS
  Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

MASTER DEMAND NOTES
  Master demand notes are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Notes acquired by the Fund permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals which normally will not exceed 31 days, but may extend up to one year. The notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, Keystone considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for commercial paper discussed in the statement of additional information.

REPURCHASE AGREEMENTS
  The Fund may enter into repurchase agreements with member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by Keystone to be creditworthy. Such persons must be registered as U.S. government securities dealers with appropriate regulatory organizations. Under such agreements, the bank, primary dealer or other financial institution agrees upon entering into the contract to repurchase the security at a mutually agreed upon date and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Under a repurchase agreement, the seller must maintain the value of the securities subject to the agreement at not less than the repurchase price, such value being determined on a daily basis by marking the underlying securities to their market value. Although the securities subject to the repurchase agreement might bear maturities exceeding a year, the Fund only intends to enter into repurchase agreements that provide for settlement within a year and usually within seven days. Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve book entry system. The Fund does not bear the

                                      (v)
risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible declines in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights. The Board of Trustees has established procedures to evaluate the creditworthiness of each party with whom the Fund enters into repurchase agreements by setting guidelines and standards of review for Keystone and monitoring Keystone's actions with regard to repurchase agreements.

REVERSE REPURCHASE AGREEMENTS
  Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. The Fund intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the Fund's custodian containing liquid assets such as U.S. government securities or other high grade debt securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities that the Fund is obligated to repurchase may decline below the repurchase price.

"WHEN ISSUED" SECURITIES
  The Fund may also purchase and sell securities and currencies on a when issued and delayed delivery basis. When issued or delayed delivery transactions arise when securities or currencies are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. When the Fund engages in when issued and delayed delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When issued and delayed delivery transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by the Fund until it receives payment or delivery from the other party to the transaction. A separate account of liquid assets equal to the value of such purchase commitments will be maintained until payment is made. When issued and delayed delivery agreements are subject to risks from changes in value based upon changes in the level of interest rates, currency rates and other market factors, both before and after delivery. The Fund does not accrue any income on such securities or currencies prior to their delivery. To the extent the Fund engages in when issued and delayed delivery transactions, it will do so consistent with its investment objective and policies and not for the purpose of investment leverage.

LOANS OF SECURITIES TO BROKER-DEALERS
  The Fund may lend securities to brokers and dealers pursuant to agreements requiring that the loans be continuously secured by cash or securities of the U.S. government, its agencies or instrumentalities, or any combination of cash and such securities, as collateral equal at all times in value to at least the market value of the securities loaned. Such securities loans will not be made with respect to the Fund if as a result the aggregate of all outstanding securities loans exceeds 15% of the value of the Fund's total assets taken at their current value. The Fund continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of the cash loan collateral in U.S.

                                      (vi)

Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if, in the opinion of the Fund, a material event affecting the investment is to occur. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans may only be made to borrowers deemed to be of good standing, under standards approved by the Board of Trustees, when the income to be earned from the loan justifies the attendant risks.

DERIVATIVES
  The Fund may use derivatives in furtherance of its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

  Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and either in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. The Fund is permitted to use derivatives for one or more of these purposes. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. The Fund uses futures contracts and related options for hedging purposes. Derivatives are a valuable tool which, when used properly, can provide significant benefit to Fund shareholders. Keystone is not an aggressive user of derivatives with respect to the Fund. However, the Fund may take positions in those derivatives that are within its investment policies if, in Keystone's judgement, this represents an effective response to current or anticipated market conditions. Keystone's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objectives and policies.

  Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

  There are four principal types of derivative instruments -- options, futures, forwards and swaps -- from which virtually any type of derivative transaction can be created. Further information regarding options and futures, is provided later in this section and is provided in the Fund's statement of additional information.

  Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities." An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations. See "Structured Securities" below. The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities.

  While the judicious use of derivatives by experienced investment managers such as Keystone can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the

                                     (vii)
risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Fund.

(Bullet) MARKET RISK -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to the Fund's interest.

(Bullet) MANAGEMENT RISK -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

(Bullet) CREDIT RISK -- This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

(Bullet) LIQUIDITY RISK -- Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

(Bullet) LEVERAGE RISK -- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

(Bullet) OTHER RISKS -- Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

OPTIONS TRANSACTIONS
  WRITING COVERED OPTIONS. The Fund may write (i.e., sell) covered call and put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at

                                     (viii)
the exercise price if the option is exercised. The Fund also may write straddles (combinations of covered puts and calls on the same underlying security).

  The Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. If the Fund has written options against all of its securities which are available for writing options, the Fund may be unable to write additional options unless it sells a portion of its portfolio holdings to obtain new securities against which it can write options. If this were to occur, higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs may result. However, the Fund does not expect that this will occur.

  The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

  The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option, which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

  PURCHASING OPTIONS. The Fund may purchase put or call options, including purchasing put or call options for the purpose of offsetting previously written put or call options of the same series.

  If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying security or dispose of assets held in a segregated account until the options expire or are exercised.

  An option position may be closed out only in a secondary market for an option of the same series. Although the Fund generally will write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and for some options no secondary market may exist. In such event, it might not be possible to effect a closing transaction in a particular option.

  Options on some securities are relatively new, and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair the Fund's ability to use such options to achieve its investment objective.

  OPTIONS TRADING MARKETS. Options in which the Fund will trade generally are listed on national securities exchanges. Exchanges on which such options currently are traded include the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Options on some securities may not be listed on any Exchange, but traded in the over-the-counter market. Options traded in the over-the-counter market involve the additional risk that securities dealers participating in such transactions could fail to meet their obligations to the Fund. The use of options traded in the over-the-counter market may be subject to limitations imposed by certain state securities authorities. In addition to the limits on its use of options discussed herein, the Fund is subject to the investment restrictions described in this prospectus and in the statement of additional information.

                                      (ix)

  The staff of the SEC is of the view that the premiums that the Fund pays for the purchase of unlisted options, and the value of securities used to cover unlisted options written by the Fund, are considered to be invested in illiquid securities or assets for the purpose of calculating whether the Fund is in compliance with its investment restriction relating to illiquid investments.

FUTURES TRANSACTIONS
  The Fund may enter into currency and other financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or currencies or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

  The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities or currencies. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines. The Fund intends to purchase futures contracts in order to establish what is believed by Keystone to be a favorable price and rate of return for securities or favorable exchange rate for currencies the Fund intends to purchase.

  The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

  The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

  Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates, exchange rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if Keystone correctly predicts interest or exchange

                                      (x)
rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities or currencies positions may be caused by differences between the futures and securities or currencies markets or by differences between the securities or currencies underlying the Fund's futures position and the securities or currencies held by or to be purchased for the Fund. Keystone will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

  The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in its prospectus and statement of additional information.

FOREIGN CURRENCY TRANSACTIONS
  As discussed above, the Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities they usually will be denominated in foreign currencies, and the Fund temporarily may hold funds in foreign currencies. Thus, the value of Fund shares will be affected by changes in exchange rates.

  As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

VARIABLE AND FLOATING RATE INSTRUMENTS. Fixed-income securities may have fixed, variable or floating rates of interest. Variable and floating rate securities pay interest at rates that are adjusted periodically, according to a specified formula. A "variable" interest rate adjusts at predetermined intervals (e.g., daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes.

  If permitted by its investment policies, the Fund may invest in fixed-income securities that pay interest at a coupon rate equal to a base rate, plus additional interest for a certain period of time if short-term interest rates rise above a predetermined level or "cap." The amount of such an additional interest payment typically is calculated under a formula based on a short-term interest rate index multiplied by a designated factor.

INVERSE FLOATING RATE SECURITIES. If permitted by its investment policies, the Fund may also invest in securities with rates that move inversely to market rates ("inverse floaters"). An inverse floater

                                      (xi)
bears an interest rate that resets in the opposite direction of the change in a specified interest rate index. As market interest rates rise, the interest rate on the inverse floater goes down, and vice versa. Inverse floaters tend to exhibit greater price volatility than fixed-rate bonds of similar maturity and credit quality. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise. Moreover, the secondary market for inverse floaters may be limited in rising interest rate environments.

  An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in market value.

STRUCTURED SECURITIES. Structured securities generally represent interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of structured securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities of a given class may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities.

                                     (xii)

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


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

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


                                   KEYSTONE
                                  FUND FAMILY

                                  [Diamonds]

                            Quality Bond Fund (B-1)
                          Diversified Bond Fund (B-2)
                          High Income Bond Fund (B-4)
                              Balanced Fund (K-1)
                          Strategic Growth Fund (K-2)
                          Growth and Income Fund (S-1)
                           Mid-Cap Growth Fund (S-3)
                         Small Company Growth Fund (S-4)
                            International Fund Inc.
                         Precious Metals Holdings, Inc.
                                 Tax Free Fund
                                  Liquid Trust


 Evergreen Keystone
[logo] FUNDS  [logo]

   Evergreen Keystone Distributor, Inc.
   125 W. 55th Street
   New York, New York 10019
                                      [logo]
KTFF-P 4/96
8.1M


                                    KEYSTONE

                           [Photo of Flag goes here]

                                    TAX FREE
                                      FUND



                              Evergreen Keystone
                             [logo] FUNDS  [logo]

                                 PROSPECTUS AND
                                  APPLICATION

                             KEYSTONE TAX FREE FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 30, 1997

         This statement of additional information is not a prospectus, but relates to, and should be read in conjunction with, the prospectus of Keystone Tax Free Fund (the "Fund") dated April 30, 1997, as supplemented from time to time. A copy of the prospectus may be obtained from Evergreen Keystone Distributor, Inc. or your broker-dealer.



                                TABLE OF CONTENTS


                                                                      Page

The Fund ...............................................................2

Service Providers.......................................................2

Investment Restrictions.................................................3

Valuation of Securities.................................................5

Brokerage...............................................................5

Sales Charges...........................................................7

Distribution Plan.......................................................9

Trustees and Officers..................................................10

Investment Adviser.....................................................14

Principal Underwriter..................................................16

Sub-administrator......................................................16

Declaration of Trust...................................................17

Expenses ..............................................................18

Financial Statements...................................................19

Standardized Total Return and Yield Quotations.........................19

Additional Information.................................................20

Appendix .............................................................A-1

                                    THE FUND


         The Fund is an open-end diversified management investment company. The Fund's investment objective is to provide shareholders with the highest possible current income, exempt from federal income taxes, while preserving capital. The Fund invests primarily in municipal bonds, but also may invest in certain other securities as described in the Appendix hereto and in the "Additional Investment Information" section of the Fund's prospectus.

         Certain information about the Fund is contained in its prospectus. This statement of additional information provides additional information (the "SAI") about the Fund that may be of interest to some investors.



                                SERVICE PROVIDERS


Service                                        Provider
-----------------------------------------      -----------------------------------------------------------------------
Investment adviser (referred to                Keystone Investment Management Company, 200 Berkeley
in this SAI as "Keystone")                     Street, Boston, Massachusetts 02116. (Keystone is a
                                               wholly-owned subsidiary of First Union Keystone, Inc.,
                                               (formerly Keystone Investments, Inc.) ("First Union
                                               Keystone")  also  located  at 200 Berkeley     Street,
                                               Boston, Massachusetts 02116.

Principal underwriter ( referred               Evergreen Keystone Distributor, Inc. (formerly Evergreen
to in this SAI as "EKD")                       Funds Distributor, Inc.), 125 W. 55th Street, New York,
                                               New York 10019.

Marketing services agent and                   Evergreen Keystone Investment Services, Inc. (formerly
predecessor to EKD (referred to                Keystone Investment Distributors Company), 200 Berkeley
in this SAI as "EKIS")                         Street, Boston, Massachusetts 02116.

Sub-administrator (referred to in              BISYS Fund Services, Inc., 125 W. 55th Street, New York,
this SAI as "BISYS")                           New York 10019.

Transfer and dividend                          Evergreen Keystone Service Company, 200 Berkeley
disbursing agent (referred to in               Street, Boston, Massachusetts 02116. (EKSC is a wholly-
this SAI as "EKSC")                            owned subsidiary of Keystone.)

Independent auditors                           KPMG Peat Marwick LLP, 99 High Street, Boston,
                                               Massachusetts 02110, Certified Public Accountants

Custodian                                      State Street Bank and Trust Company, 225 Franklin
                                               Street, Boston, Massachusetts 02110.




                             INVESTMENT RESTRICTIONS


         None of the restrictions enumerated in this paragraph may be changed without a vote of the holders of a majority of the Fund's outstanding shares as defined in the Investment Company Act of 1940 (the "1940 Act") as the lesser of
(1) 67% of the shares, represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares. The Fund shall not do the following:

         (1) purchase securities on margin, but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (2) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or of securities which without payment of any further consideration are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

         (3) borrow money, except that the Fund may (a) borrow money from banks for emergency or extraordinary purposes in aggregate amounts up to one-third of its net assets, and (b) enter into reverse repurchase agreements;

         (4) pledge, mortgage or hypothecate its assets except to secure indebtedness permitted by subparagraph (3) above, with pledged assets to be no more than 15% of its total assets;

         (5) purchase any security other than United States ("U.S.") government securities of any issuer if as a result more than 25% of its total assets would be invested in a single industry, including industrial development bonds from the same facility or similar types of facilities; governmental issuers of municipal bonds are not regarded as members of an industry and the Fund may invest more than 25% of its assets in industrial development bonds;

         (6) purchase any security, other than U.S. government securities, if as a result more than 5% of the Fund's total assets would be invested in securities of the issuer, or the Fund would hold more than 10% of the voting securities of the issuer;

         (7) invest for the purpose of exercising control over or management of any company;

         (8) invest in securities of other investment companies, except as part of a merger, consolidation, purchase of assets or similar transaction approved by the Fund's shareholders;

         (9) purchase or sell commodities or commodity contracts or real estate, except that it may purchase and sell securities secured by real estate and securities of companies which invest in real estate, and may engage in currency or other financial futures and related options transactions;

         (10) act as an underwriter except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws; or purchase securities which are not readily marketable except for repurchase agreements;

        (11) purchase or retain securities of an issuer if, to the knowledge of the Fund, an officer, Trustee or Director of the Fund or Keystone owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, Trustees and Directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities;

         (12) purchase securities of any issuer if the person responsible for payment, together with any predecessor, has been in operation for less than three years if, as a result, the aggregate of such investments would exceed 5% of the Fund's total assets; provided, however, that this restriction shall not apply to U.S. government securities or to any obligation the payment of which involves the credit and taxing power of any person authorized to issue municipal bonds;

         (13) invest in interests in oil, gas or other mineral exploration or development programs;

         (14) make loans, except to the extent that the purchase of debt instruments or repurchase agreements may be deemed to be loans; repurchase agreements maturing in more than seven days will not exceed 10% of the Fund's total assets; and

         (15) purchase securities of foreign issuers.

         The foregoing percentage restrictions will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. For the purpose of Investment Restrictions (5) and (6), the Fund will treat each state, territory and possession of the U.S., the District of Columbia and, if its assets and revenues are separate from those of the entity or entities creating it, each political subdivision, agency and instrumentality of any one (or more, as in the case of a multistate authority or agency) of the foregoing as an issuer of all securities that are backed primarily by its assets or revenues; each company as an issuer of all securities that are backed primarily by its assets or revenues; and each of the foregoing entities as an issuer of all securities that it guarantees; provided, however, that for the purpose of limitation (6) no entity shall be deemed to be an issuer of a security that it guarantees so long as no more than 10% of the Fund's total assets (taken at current value) are invested in securities guaranteed by the entity and securities of which it is otherwise deemed to be an issuer.

         The Fund does not presently intend to invest more than 25% of its total assets in (1) municipal bonds of a single state and its subdivisions, agencies and instrumentalities; of a single territory or possession of the U.S. and its subdivisions, agencies or instrumentalities; or of the District of Columbia and any subdivision, agency or instrumentality thereof; or (2) municipal bonds the payment of which depends on revenues derived from a single facility or similar types of facilities. Since certain municipal bonds may be related in such a way that an economic, business or political development or change affecting one such security could likewise affect the other securities, a change in this policy could result in increased investment risk, but no change is presently contemplated. The Fund may invest more than 25% of its total assets in industrial development bonds.

         In addition, the Fund will not issue senior securities, except as appropriate to evidence indebtedness which the Fund is permitted to incur pursuant to Investment Restriction (3) above and except for shares of any additional series or portfolios which may be established by the Trustees.

         Notwithstanding the eighth investment restriction enumerated above or any of the other limitations above, the Fund may invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as the Fund. See "Investment Objective and Policies" in the prospectus.

                             VALUATION OF SECURITIES


         The Fund believes that reliable market quotations generally are not readily available for purposes of valuing municipal bonds. As a result, depending on the particular municipal bonds owned by the Fund, it is likely that most of the valuations for such bonds will be based upon their fair value determined under procedures that have been approved by the Fund's Board of Trustees. The Fund's Board of Trustees has authorized the use of a pricing service to determine the fair value of its municipal bonds and other securities.

         Non-tax exempt securities for which market quotations are readily available are valued on a consistent basis at that price quoted that, in the opinion of the Fund's Board of Trustees or the person designated by the Board of Trustees to make the determination, most nearly represents the market value of the particular security.

         Short-term investments that are purchased with maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value; and short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market and which, in any case, reflects fair value as determined by the Fund's Board of Trustees.

         Any securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith using methods prescribed by the Fund's Board of Trustees.



                                    BROKERAGE


Selection of Brokers

         In effecting transactions in portfolio securities for the Fund, Keystone seeks the best execution of orders at the most favorable prices. Keystone determines whether a broker has provided the Fund with best execution and price in the execution of a securities transaction by evaluating, among other things:

         1.       overall direct net economic result to the Fund;

         2.       the efficiency with which the transaction is effected;

         3. the broker's ability to effect the transaction where a large block is involved;

         4. the broker's readiness to execute potentially difficult transactions in the future;

         5.       the financial strength and stability of the broker; and


         6. the receipt of research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information ("research services.")

         The Fund's management weighs these considerations in determining the overall reasonableness of the brokerage commissions paid.

         Should the Fund or Keystone receive research services from a broker, the Fund would consider such services to be in addition to, and not in lieu of, the services Keystone is required to perform under the Advisory Agreement. Keystone believes that the cost, value and specific application of research services are indeterminable and cannot be practically allocated between the Fund and its other clients who may indirectly benefit from the availability of research services. Similarly, the Fund may indirectly benefit from information made available as a result of transactions effected for Keystone's other clients. Under the Advisory Agreement, Keystone is permitted to pay higher brokerage commissions for brokerage and research services in accordance with
Section 28(e) of the Securities Exchange Act of 1934. In the event Keystone follows such a practice, it will do so on a basis that is fair and equitable to the Fund.

         The Fund's Board of Trustees has determined, however, that the Fund may consider sales of Fund shares as a factor when selecting brokers-dealers to execute portfolio transactions, subject to the requirements of best execution described above.

Brokerage Commissions

The Fund expects that purchases and sales of municipal bonds and temporary instruments usually will be principal transactions. Municipal bonds and temporary instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid by the Fund for such purchases. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark up or reflect a dealer's mark down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

General Brokerage Policies

         In order to take advantage of the availability of lower purchase prices, the Fund may participate, if and when practicable, in group bidding for the direct purchase from an issuer of certain securities.

         Keystone makes investment decisions for the Fund independently from those of its other clients. It may frequently develop, however, that Keystone will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, Keystone will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of the Fund's securities, the Fund believes that in other cases its ability to participate in volume transactions will produce better executions.

         The Fund does not purchase portfolio securities from or sell portfolio securities to Keystone, EKD or any of their affiliated persons, as defined in the 1940 Act.

         The Board of Trustees periodically reviews the Fund's brokerage policy. In the event of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.



                                  SALES CHARGES


         The Fund may charge a contingent deferred sales charge (a "CDSC") when you redeem certain of its shares within four calendar years after you purchase the shares. The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Plan"). If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. CDSCs attributable to your shares are, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to EKD or its predecessor.

Calculating the CDSC

         The CDSC is a declining percentage of the lesser of (1) the net asset value of the shares you redeemed, or (2) the total cost of such shares. The CDSC is calculated according to the following schedule:

         Redemption Timing                                            CDSC

         During the calendar year of purchase........................4.00%
         During the calendar year after the
           year of purchase..........................................3.00%
         During the second calendar
           year after the year of purchase...........................2.00%
         During the third calendar year
           after the year of purchase................................1.00%
         Thereafter..................................................0.00%

         In determining whether a CDSC is payable and, if so, the percentage charge applicable, the Fund assumes that you have redeemed shares not subject to a CDSC first and then it will redeem shares you have held the longest first.

         CDSC Waivers. The Fund does not impose a CDSC when the amount you are redeeming represents:


         1. an increase in the value of the shares redeemed above the total cost of such shares due to increases in the net asset value per share of the Fund;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares you have held for all or part of more than four consecutive calendar years;

         4. shares that are held in the accounts of a shareholder who has died or become disabled;

         5. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         6. automatic withdrawals from the ERISA plan of a shareholder who is a least 59 1/2 years old;

         7. shares in an account that the Fund has closed because the account has an aggregate net asset value of less than $1,000;

         8. automatic withdrawals under a Systematic Withdrawal Plan of up to 1.00% per month of your initial account balance;

         9. withdrawals consisting of loan proceeds to a retirement plan participant;

         10. financial hardship withdrawals made by a retirement plan participant;

         11. withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan;

         12. shares purchased by a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in shares of the Fund, any other Keystone Classic fund, and/or any Evergreen Keystone fund, is at least $500,000 and any commission paid by the Fund and such other fund at the time of such purchase is not more than 1% of the amount invested;

         13. shares purchased by any Director, Trustee, officer, full-time employee or sales representative of the Fund, Keystone, First Union Keystone, EKD or their affiliates, who has held such position for at least ninety days; or

         14. the pension and profit-sharing plans established by such companies and their affiliates, for the benefit of their Directors, Trustees, officers, full-time employees and sales representatives.

         Exchanges. The Fund does not charge a CDSC on exchanges of shares between Keystone Classic funds that have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act. If you do exchange shares of one such fund for shares of another such fund, the Fund will deem the calendar year of the exchange, for purposes of any future CDSC, to be the year the shares tendered for exchange were originally purchased.


--------------------------------------------------------------------------------


                                DISTRIBUTION PLAN

--------------------------------------------------------------------------------


         Rule 12b-1 under the 1940 Act permits investment companies, such as the Fund to use their assets to bear the expenses of distributing their shares, if they comply with various conditions, including adoption of a distribution plan containing certain provisions set forth in Rule 12b-1. The Fund bears some of the costs of selling its shares under a Distribution Plan adopted on June 1, 1983 pursuant to Rule 12b-1 (the "Distribution Plan").

         The Fund's Distribution Plan provides that the Fund may expend up to 0.3125% quarterly (1.25% annually) of the average daily net asset value of its shares to pay distribution costs for sales of its shares and to pay shareholder service fees. The NASD currently limits such annual expenditures to 1.00%, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the Fund's Distribution Plan plus interest at the prime rate plus 1% on unpaid amounts thereof (less any CDSC paid by shareholders to the Principal Underwriter).

         Payments under the Distribution Plan are currently made to the Principal Underwriter (which may reallow all or part to others, such as broker-dealers) (1) as commissions for Fund shares sold, (2) as shareholder service fees in respect to shares maintained by the recipient and outstanding on the Fund's books for specified periods and (3) as interest. Amounts paid or accrued to the Principal Underwriter and its predecessor in the aggregate may not exceed the annual limitations referred to above. The Principal Underwriter generally reallows to broker-dealers or others a commission equal to 4.00% of the price paid for each Fund share sold as well as a shareholder service fee at a rate of 0.25% per annum of the net asset value of shares maintained by such recipients and outstanding on the books of the Fund for specified periods.

         If the Fund is unable to pay the Principal Underwriter a commission on a new sale because the annual maximum (0.75% of average daily net assets) has been reached, the Principal Underwriter intends, but is not obligated, to continue to accept new orders for the purchase of Fund shares and to pay or accrue commissions and service fees to broker-dealers in excess of the amount it currently receives from the Fund ("Advances"). While the Fund is under no contractual obligation to reimburse the Principal Underwriter or its predecessor for Advances, the Principal Underwriter and its predecessor intend to seek full payment for such Advances from the Fund (together with interest at the prime rate plus 1.00%) at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits. EKIS currently intends to seek payment of interest only on such Advances paid or accrued by EKIS subsequent to July 7, 1992. If the Fund's Independent Trustees authorize such payments, the effect would be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by the Distribution Plan.

         The Distribution Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting shares of the Fund. If the Distribution Plan is terminated, EKD will ask the Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of such Advances.

         The total amounts paid by the Fund under the foregoing arrangements may not exceed the maximum Distribution Plan limit specified above. In addition, the amounts and purposes of expenditures under the Distribution Plan must be reported to the Fund's Independent Trustees quarterly. The Fund's Independent Trustees may require or approve changes in the implementation or operation of the Distribution Plan, and may also require that total expenditures by the Fund under the Distribution Plan be kept within limits lower than the maximum amount permitted by the Distribution Plan as stated above. If such costs are not limited by the Independent Trustees, such costs could, for some period of time, be higher than such costs permitted by most other plans presently adopted by other investment companies.

         The Distribution Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting securities of the Fund. Any change in the Distribution Plan that would materially increase the distribution expenses of the Fund provided for in the Distribution Plan requires shareholder approval. Otherwise, the Distribution Plan may be amended by the votes of the majority of both (1) the Fund's Board of Trustees and (2) the Independent Trustees, cast in person at a meeting called for the purpose of voting on such amendment.

         While the Distribution Plan is in effect, the Fund will be required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.

         Whether any expenditure under the Distribution Plan is subject to a state expense limit will depend upon the nature of the expenditure and the terms of the state law, regulation or order imposing the limit. A portion of the Fund's Distribution Plan expenses may be includable in the Fund's total operating expenses for purposes of determining compliance with state expense limits.

         The Independent Trustees of the Fund have determined that the sales of the Fund's shares resulting from payments under the Distribution Plan have benefited the Fund.



                              TRUSTEES AND OFFICERS


         The Trustees of the Fund, their principal occupations and some of their affiliations over the last five years, and the officers of the Fund are as follows:

FREDERICK AMLING:                   Trustee of the Fund; Trustee or Director of
                                    all other funds in the Key
                                    stone Families of Funds; Professor,  Finance
                                    Department,  George  Washington  University;
                                    President,   Amling  &  Company  (investment
                                    advice);   and  former   Member,   Board  of
                                    Advisers, Credito Emilano (bank ing).

LAURENCE B. ASHKIN:                 Trustee of the Fund;  Trustee or Director of
                                    all other funds in the Keystone Families of Funds; Trustee or Director of all of the funds in the Evergreen Family of Funds other than Evergreen Investment Trust; real estate developer and construction consultant; and
                                    President  of Centrum  Equities  and Centrum
                                    Properties, Inc.

CHARLES A AUSTIN III:               Trustee of the Fund;  Trustee or Director of
                                    all other funds in the Keystone  Families of
                                    Funds;   Investment  Counselor  to  Appleton
                                    Partners,    Inc.;   and   former   Managing
                                    Director,   Seaward  Management  Corporation
                                    (investment advice).


FOSTER BAM:                         Trustee  of  the  Fund;   Trustee  or
                                    Director of all other funds in the  Keystone
                                    Families  of Funds;  Trustee or  Director of
                                    all of the funds in the Evergreen  Family of
                                    Funds other than Evergreen Investment Trust;
                                    Partner  in  the  law  firm  of  Cummings  &
                                    Lockwood; Director, Symmetrix, Inc. (sulphur
                                    company) and Pet Practice,  Inc. (veterinary
                                    services);  and former  Director,  Chartwell
                                    Group   Ltd.    (manufacturer    of   office
                                    furnishings and accessories), Waste Disposal
                                    Equipment   Acquisition    Corporation   and
                                    Rehabilitation    Corporation   of   America
                                    (rehabilitation hospitals).

*GEORGE  S. BISSELL:                Chief Executive  Officer of the
                                    Fund  and  each of the  other  funds  in the
                                    Keystone Families of Funds;  Chairman of the
                                    Board and  Trustee of the Fund;  Chairman of
                                    the Board and  Trustee  or  Director  of all
                                    other  funds  in the  Keystone  Families  of
                                    Funds;  Chairman of the Board and Trustee of
                                    Anatolia  College;   Trustee  of  University
                                    Hospital  (and  Chairman  of its  Investment
                                    Committee); former Director and Chairman of the Board of Hartwell Keystone; and former
                                    Chairman  of the Board,  Director  and Chief
                                    Executive  Officer of Keystone  Investments,
                                    Inc.

EDWIN D. CAMPBELL:                  Trustee of the Fund; Trustee or
                                    Director of all other funds in the  Keystone
                                    Families  of  Funds;  Principal,   Padanaram
                                    Associates,   Inc.;  and  former   Executive
                                    Director,  Coalition of  Essential  Schools,
                                    Brown University.

CHARLES  F. CHAPIN:                 Trustee of the Fund;  Trustee or
                                    Director of all other funds in the  Keystone
                                    Families of Funds; and former Director, Peoples Bank (Charlotte, NC).

K. DUN GIFFORD:                     Trustee of the Fund; Trustee or
                                    Director of all other funds in the  Keystone
                                    Families of Funds;  Trustee,  Treasurer  and
                                    Chairman of the Finance Committee, Cambridge
                                    College;  Chairman  Emeritus  and Direc tor,
                                    American   Institute   of  Food  and   Wine;
                                    Chairman and President, Oldways Preservation
                                    and  Exchange  Trust   (education);   former
                                    Chairman   of  the  Board,   Director,   and
                                    Executive Vice President, The London Harness
                                    Company; former Managing Partner,  Roscommon
                                    Capital   Corp.;   former  Chief   Executive
                                    Officer, Gifford Gifts of Fine Foods; former
                                    Chairman,  Gifford,  Drescher  &  Associates
                                    (environmental   consulting);   and   former
                                    Director, Keystone Investments, Inc.

JAMES  S. HOWELL:                   Trustee of the Fund;  Trustee or
                                    Director of all other funds in the  Keystone
                                    Families of Funds;  Chairman  and Trustee or
                                    Director   of  all  of  the   funds  in  the
                                    Evergreen  Family of Funds;  former Chairman
                                    of  the  Distribution   Foundation  for  the
                                    Carolinas; and former Vice President of Lance Inc. (food manufacturing).

LEROY KEITH, JR.:                   Trustee of the Fund;  Trustee or
                                    Director of all other funds in the  Keystone
                                    Families of Funds; Chairman of the Board and Chief Executive Officer, Carson Products
                                    Company;  Director of Phoenix  Total  Return
                                    Fund and Equifax,  Inc.;  Trustee of Phoenix
                                    Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; and former President, Morehouse College.

F.  RAY  KEYSER,   JR.:             Trustee  of  the  Fund;
                                    Trustee or  Director  of all other  funds in
                                    the Keystone Families of Funds; Chairman and
                                    Of Counsel,  Keyser,  Crowley & Meub,  P.C.;
                                    Member,  Governor's (VT) Council of Economic
                                    Advisers;   Chairman   of  the   Board   and
                                    Director,  Central  Vermont  Public  Service
                                    Corporation  and  Lahey  Hitchcock   Clinic;
                                    Director,   Vermont   Yankee  Nuclear  Power
                                    Corporation,  Grand Trunk Corporation, Grand
                                    Trunk  Western  Railroad,  Union Mutual Fire
                                    Insurance  Company,   New  England  Guaranty
                                    Insurance Company,  Inc., and the Investment
                                    Company   Institute;   former  Director  and
                                    President, Associated Industries of Vermont;
                                    former Director of Keystone, Central Vermont
                                    Railway,   Inc.,  S.K.I.   Ltd.,  and  Arrow
                                    Financial Corp.; and former Director and Chairman of the Board, Proctor Bank and
                                    Green Mountain Bank.

GERALD  M. MCDONNELL:               Trustee of the Fund;  Trustee
                                    or  Director  of  all  other  funds  in  the
                                    Keystone  Families  of  Funds;   Trustee  or
                                    Director   of  all  of  the   funds  in  the
                                    Evergreen   Family  of   Funds;   and  Sales
                                    Representative   with  Nucor-  Yamoto,  Inc.
                                    (steel producer).

THOMAS  L. MCVERRY:                 Trustee of the Fund; Trustee or
                                    Director of all other funds in the  Keystone
                                    Families of Funds; Trustee or Director of all of the funds in the Evergreen Family of Funds; former Vice President and Director of
                                    Rexham Corporation; and former Director of Carolina Cooperative Federal Credit Union.

*WILLIAM   WALT PETTIT:             Trustee of the Fund; Trustee or
                                    Director of all other funds in the  Keystone
                                    Families of Funds; Trustee or Director of all of the funds in the Evergreen Family of Funds; and Partner in the law firm of Holcomb and Pettit, P.A.

DAVID M. RICHARDSON:                Trustee of the Fund; Trustee
                                    or  Director  of  all  other  funds  in  the
                                    Keystone  Families of Funds;  Vice Chair and
                                    former   Executive   Vice   President,   DHR
                                    International, Inc. (executive recruitment);
                                    former   Senior   Vice   President,   Boyden
                                    International Inc. (executive recruit ment);
                                    and   Director,    Commerce   and   Industry
                                    Association     of    New    Jersey,     411
                                    International,  Inc.,  and J&M Cumming Paper
                                    Co.

RUSSELL A.
     SALTON,  III MD:               Trustee  of the  Fund;  Trustee  or
                                    Director of all other funds in the  Keystone
                                    Families  of Funds;  Trustee or  Director of
                                    all of the funds in the Evergreen  Family of
                                    Funds;   Medical   Director,   U.S.   Health
                                    Care/Aetna   Health  Services;   and  former
                                    Managed  Health  Care   Consultant;   former
                                    President, Primary Physician Care.

MICHAEL   S. SCOFIELD:              Trustee of the Fund; Trustee or
                                    Director of all other funds in the Evergreen
                                    Family of Funds; and Attorney, Law Offices of Michael S. Scofield.

RICHARD   J.  SHIMA:                Trustee of the Fund;  Trustee or
                                    Director of all other funds in the  Keystone
                                    Families of Funds;  Chairman,  Environmental
                                    Warranty, Inc. (insurance agency); Executive
                                    Consultant,    Drake   Beam   Morin,    Inc.
                                    (executive   outplacement);    Director   of
                                    Connecticut   Natural  Gas   Corpora   tion,
                                    Hartford    Hospital,    Old   State   House
                                    Association,   Middlesex   Mutual  Assurance
                                    Company,  and  Enhance  Financial  Services,
                                    Inc.; Chairman, Board of Trustees,  Hartford
                                    Graduate Center;  Trustee,  Greater Hartford
                                    YMCA;  former  Director,  Vice  Chairman and
                                    Chief  Investment  Officer,   The  Travelers
                                    Corporation;         former         Trustee,
                                    Kingswood-Oxford School; and former Managing
                                    Director  and  Consultant,  Russell  Miller,
                                    Inc.

ANDREW    J. SIMONS:                Trustee of the Fund;  Trustee or
                                    Director of all other funds in the  Keystone
                                    Families of Funds; Partner,  Farrell, Fritz,
                                    Caemmerer,  Cleary,  Barnosky  &  Armentano,
                                    P.C.;  Adjunct  Professor  of Law and former
                                    Associate Dean, St. John's University School of Law; Adjunct Professor of Law, Touro
                                    College School of Law; and former President,
                                    Nassau County Bar Association.

JOHN   J.  PILEGGI:                 President and Treasurer of the
                                    Fund; President and Treasurer of all other funds in the Keystone Families of Funds;
                                    President and Treasurer of all of the funds in the Evergreen Family of Funds; Senior
                                    Managing  Director,  Furman  Selz LLC  since
                                    1992;  Managing  Director from 1984 to 1992;
                                    Consultant  to  BISYS  Fund  Services  since
                                    1996; 230 Park Avenue,  Suite 910, New York,
                                    NY.

GEORGE  O.   MARTINEZ:              Secretary   of  the   Fund;
                                    Secretary of all other funds in the Keystone
                                    Families  of  Funds;  Secretary  of all  the
                                    funds  in the  Evergreen  Family  of  Funds;
                                    Senior  Vice   President   and  Director  of
                                    Administration   and  Regulatory   Services,
                                    BISYS       Fund       Services;        Vice
                                    President/Assistant     General     Counsel,
                                    Alliance  Capital  Management  from  1988 to
                                    1995; 3435 Stelzer Road, Columbus, Ohio.

* This Trustee may be considered an "interested person" of the Fund within the meaning of the 1940 Act.
         For the fiscal year ended December 31, 1996, none of the affiliated or Independent Trustees and officers of the Fund received any direct remuneration from the Fund. For the year ending December 31, 1996, fees paid to Independent Trustees on a fund complex wide basis (which included approximately 60 mutual funds) were approximately $846,350. On March 29, 1996, the Trustees and officers of the Fund, as a group, beneficially owned less than 1% of the Fund's then outstanding shares.

         Except as set forth above, the address of all the Fund's Trustees and officers is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         Set forth below for each of the Trustees receiving in excess of $60,000 for the fiscal period of January 1, 1996 through December 31, 1996 is the aggregate compensation paid to such Trustee by the Evergreen-Keystone Funds:

                                Aggregate                  Total Compensation
                                Compensation               From Registrant
                                from                       and Fund Complex
Name                            Registrant                 Pd. To Trustee

James S. Howell                 $0                         $66,000
Russell A Salton,III M.D.       $0                         $61,000
Michael S. Scofield             $0                         $61,000




                               INVESTMENT ADVISER


         Subject to the general supervision of the Fund's Board of Trustees, Keystone provides investment advice, management and administrative services to the Fund.

         On December 11, 1996, the predecessor corporation to First Union Keystone, Keystone Investments, Inc. ("Keystone Investments") and indirectly each subsidiary of Keystone Investments, including Keystone, were acquired (the "Acquisition") by First Union National Bank of North Carolina ("FUNB"), a wholly-owned subsidiary of First Union Corporation ("First Union"). Keystone Investments was acquired by FUNB by merger into a wholly-owned subsidiary of FUNB, which entity then assumed the name "First Union Keystone, Inc." and succeeded to the business of the predecessor corporation. Contemporaneously with the Acquisition, the Fund entered into a new investment advisory agreement with Keystone and into a principal underwriting agreement with EKD, a wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS"). The new investment advisory agreement (the "Advisory Agreement") was approved by the shareholders of the Fund on December 9, 1996, and became effective on December 11, 1996. As a result of the above transactions, Keystone Management, Inc. ("Keystone Management"), which, prior to the Acquisition, acted as the Fund's investment manager, no longer acts as such to the Fund. Keystone currently provides the Fund with all the services that may previously have been provided by Keystone Management.

         First Union Keystone and each of its subsidiaries, including Keystone, are now indirectly owned by First Union. First Union is headquartered in Charlotte, North Carolina, and had $140 billion in consolidated assets as of December 31, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. The Capital Management Group of FUNB and Evergreen Asset Management Corp., wholly-owned subsidiaries of FUNB, manage or otherwise oversee the investment of over $60 billion in assets as of December 31, 1996, belonging to a wide range of clients, including the Evergreen Family of Funds.

         Pursuant to the Advisory Agreement and subject to the supervision of the Fund's Board of Trustees, Keystone furnishes to the Fund investment
advisory,   management  and  administrative  services,  office  facilities,  and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. Keystone pays for all of the expenses incurred in connection with the provision of its services.

         All charges and expenses, other than those specifically referred to as being borne by Keystone, will be paid by the Fund, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) costs and expenses under the Distribution Plans;
(8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the Securities and Exchange Commission (the "Commission") or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of the Fund;
(12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees of the Fund on matters relating to the Fund; and (14) charges and expenses of filing annual and other reports with the Commission and other authorities, and all extraordinary charges and expenses of the Fund.

         The Fund pays Keystone a fee at the end of each month for its services consisting of (i) an amount calculated as set forth below:
                                                            Aggregate Net Asset
Management                                                  Value of the Shares
Fee                           Income                           of the Fund
--------------------------------------------------------------------------


0.50% of the next          2.0% of Gross Dividend      $ 100,000,000, plus
0.45% of the next          and Interest Income Plus    $ 100,000,000, plus
0.40% of the next                                      $ 100,000,000, plus
0.35% of the next                                      $ 100,000,000, plus
0.30% of the next                                      $ 100,000,000, plus
0.25% of amounts over                                  $ 500,000.000;

and (ii) an amount equal to the amount of the reimbursable expenses of Keystone accrued during such calendar month.

         Under the Advisory Agreement, any liability of Keystone in connection with rendering services thereunder is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Fund or by a vote of a majority of the Fund's outstanding shares (as defined in the 1940 Act). In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its assignment.

--------------------------------------------------------------------------------


                              PRINCIPAL UNDERWRITER

--------------------------------------------------------------------------------


         The Fund has entered into a Principal Underwriting Agreement (the "Underwriting Agreement") with EKD. EKD, which is not affiliated with First Union, replaces EKIS as the Fund's principal underwriter. EKIS may no longer act as principal underwriter of the Fund due to regulatory restrictions imposed by the Glass-Steagall Act upon national banks such as FUNB and their affiliates, that prohibit such entities from acting as the underwriters of mutual fund shares. While EKIS may no longer act as principal underwriter of the Fund as discussed above, EKIS may continue to receive compensation from the Fund or EKD in respect of underwriting and distribution services performed prior to the termination of EKIS as principal underwriter. In addition, EKIS may also be compensated by EKD for the provision of certain marketing support services to EKD at an annual rate of up to 0.75% of the average daily net assets of the Fund, subject to certain restrictions.

         EKD, as agent, has agreed to use its best efforts to find purchasers for the shares. EKD may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EKD will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it. In its capacity as principal underwriter, EKD or EKIS, its predecessor, may receive payments from the Fund pursuant to the Fund's Distribution Plan.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Independent Trustees, and (ii) by vote of a majority of the Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares. The Underwriting Agreement will terminate automatically upon its assignment.

         From time to time, if, in EKD's judgment, it could benefit the sales of Fund shares, EKD may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software and Fund data files.


--------------------------------------------------------------------------------


                                SUB-ADMINISTRATOR

--------------------------------------------------------------------------------

         BISYS, or an affiliate, provides personnel to serve as officers of the Fund, and provides certain administrative services to the Fund pursuant to a sub-administrator agreement. For its services under that agreement, BISYS receives from Keystone a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by BISYS for which FUNB affiliates also serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:

                             Aggregate Average Daily Net Assets Of Mutual Funds
Sub-Administrator            Administered By BISYS For Which Any Affiliate Of
Fee                          FUNB Serves As Investment Adviser
--------------------------------------------------------------------------------
0.0100%                      on the first $7 billion
0.0075%                      on the next $3 billion
0.0050%                      on the next $15 billion
0.0040%                      on assets in excess of $25 billion



         The total assets of the mutual funds for which FUNB affiliates also serve as investment advisers were approximately $29.2 billion as of February 28, 1997.

--------------------------------------------------------------------------------

                              DECLARATION OF TRUST

--------------------------------------------------------------------------------
         The Fund is a Massachusetts business trust originally established under a Declaration of Trust dated April 12, 1977, as amended and restated on July 27, 1993 (the "Declaration of Trust"). The Fund is similar in most respects to a business corporation. The principal distinction between the Fund and a corporation relates to the shareholder liability described below. This summary is qualified in its entirety by reference to the Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest and the creation of additional series and/or classes of series of Fund shares. Each share represents an equal proportionate interest in the Fund with each other share of that class. Upon liquidation, shares are entitled to a pro rata share in the net assets of their class of Fund shares. Shareholders shall have no preemptive or conversion rights. Shares are transferable. The Fund currently intends to issue only one class of shares.

Shareholder Liability

         Pursuant to court decisions or other theories of law, shareholders of a Massachusetts business trust could possibly be held personally liable as partners for the obligations of the Fund. The possibility of Fund shareholders incurring financial loss for that reason appears remote, however, because the Declaration of Trust (1) contains an express disclaimer of shareholder liability for obligations of the Fund; (2) requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Fund's Board of Trustees; and (3) provides for indemnification out of Fund property for any shareholder held personally liable for the obligations of the Fund.

Voting Rights

         Under the terms of the Declaration of Trust, the Fund does not hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, shares are entitled to one vote per share. Shares generally vote together as one class on all matters. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the shares of that class. There shall be no cumulative voting in the election of Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law or until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholder's meeting for the election of Trustees.

         Except as set forth above, the Trustees shall continue to hold office indefinitely unless otherwise required by law and may appoint successor Trustees. A Trustee may cease to hold office or may be removed from office (as the case may be) (1) at any time by a two-thirds vote of the remaining Trustees;
(2) when such Trustee becomes mentally or physically incapacitated; or (3) at a special meeting of shareholders by a two-thirds vote of the outstanding shares. Any Trustee may voluntarily resign from office.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by any reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.


--------------------------------------------------------------------------------


                                    EXPENSES

--------------------------------------------------------------------------------


Investment Advisory Fees

         For each of the Fund's last three fiscal years, the table below lists the total dollar amounts paid by (1) the Fund to Keystone Management, the Fund's former investment manager, for investment management and administrative services rendered and (2) by Keystone Management to Keystone for investment advisory services rendered. For more information, see "Investment Adviser."

Fiscal Year ended
December 31,                   Total Management                   Percent of Fund's
1996                           Fee Paid                           Average Net Assets
-------------------------      ----------------------------       ----------------------------      -----------------------
                               $6,642,609                         0.42%

                               Fee Paid to Keystone                                                 Fee Paid to
                               Management under                                                     Keystone under
                               the Management                                                       the Advisory
                               Agreement                                                            Agreement
                               ----------------------------                                         -----------------------
Period of 01/01/96
to 12/11/96                    $6,272,478                                                           $5,646,218



Period of 12/12/96
 to 12/31/96                                                                                        $370,131
                               Percent of Fund's
                               Fee Paid to Keystone               Average Net Assets                Fee Paid to
                               Management under                   represented by                    Keystone under
Fiscal Year Ended              the Management                     Keystone                          the Advisory
December  31,                  Agreement                          Management's Fee                  Agreement
-------------------------      ----------------------------       ----------------------------      -----------------------
1995                           $5,327,202                         0.44%                             $4,528,122

1994                           $5,941,545                         0.43%                             $5,050,313

Distribution Plan Expenses

         For the fiscal year ended December 31, 1996, the Fund paid $4,706,968 to EKIS under its Distribution Plan. For more information, see "Distribution Plan."

         Underwriting Commissions For each of the Fund's last three fiscal years, the table below lists the aggregate dollar amounts of underwriting commissions distribution fees plus CDSCs) paid with respect to the public distribution of the Fund's shares. The table also indicates the aggregate dollar amount of underwriting commissions retained by EKD and/or EKIS. For more information, see "Principal Underwriter" and "Sales Charges."

                                                                               Aggregate Dollar Amount of
Fiscal Year Ended               Aggregate Dollar Amount of                     Underwriting Commissions
December 31,                    Underwriting Commissions                       Retained by EKIS and/or EKD
--------------------------      ----------------------------------------       -----------------------------------------
1996                            $2,402,158                                     $632,014
1995                            $2,537,213                                     $845,504
1994                            $10,904,376                                    $9,742,842

Brokerage Commissions

         The Fund paid no brokerage commissions for the fiscal years ended December 31, 1996, 1995 and 1994.


--------------------------------------------------------------------------------


                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


         The Fund's financial statements for the fiscal year ended December 31, 1996, and the report thereon of KPMG Peat Marwick LLP, are incorporated by reference herein from the Fund's Annual Report, as filed with the Commission pursuant to Section 30(d) of the 1940 Act and Rule 30d-1 thereunder.

         You may obtain a copy of the Fund's Annual Report without charge by writing to EKSC, P.O. Box 2121, Boston, Massachusetts 02106-2121, or by calling EKSC toll free at 1-800-343-2898.


--------------------------------------------------------------------------------

                 STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS

--------------------------------------------------------------------------------

         Total return quotations for the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over the one-, five- and ten-year periods on a hypothetical $1,000 investment that would equate the initial amount invested to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the one, five or ten year periods.

         The annual total return of the Fund for the one year period ended December 31, 1996, including applicable sales charge, was 0.21%. The average annual returns for the five- and ten-years ended December 31, 1996 were 5.91% and 6.64%, respectively (including contingent deferred sales charge).

         Current yield quotations as they may appear from time to time in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of the Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period. The current yield for the 30-day period ended December 31, 1996 was 5.09%.
      Tax equivalent yield is, in general, the current yield divided by a factor equal to one minus a stated income tax rate and reflects the yield a taxable investment would have to achieve in order to equal on an after tax-basis a tax exempt yield. The tax equivalent yield for an investor in the 31% federal tax bracket for the 30-day period ended December 31, 1996 was 7.38%.

         Any given yield or total return quotation should not be considered representative of the Fund's yield or total return for any future period.


--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         As of April 1, 1997, Merrill Lynch Pierce Fenner & Smith, For Sole Benefit of its Customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd Floor, Jacksonville, FL 32246-6484 owned of record 12.97% of the Fund's outstanding shares.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, this statement of additional information, or in supplemental sales literature issued by the Fund or the Principal Underwriter, and no person is entitled to rely on any information or representation not contained therein.

         For information on taxes, particularly with respect to dividends and the Fund's qualifications as a registered investment company, please refer to the section of your prospectus entitled "Dividends and Taxes."

         The Fund's prospectus and this statement of additional information omit certain information contained in the registration statement filed with the Commission, which may be obtained from the Commission's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the Commission.

                                       A-1




                                    APPENDIX


                                 MUNICIPAL BONDS

         Municipal bonds include debt obligations issued by or on behalf of a state, a territory, or a possession of the United States, the District of Columbia or any political subdivision, agency or instrumentality thereof (for example, counties, cities, towns, villages, districts, authorities) to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. In addition, certain types of industrial development bonds have been or may be issued by or on behalf of public authorities to finance certain privately operated facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term municipal bonds if the interest paid thereon qualifies as exempt from federal income tax. The income of certain types of industrial development bonds used to finance certain privately operated facilities (qualified "private activity" bonds) issued after August 7, 1986, while exempt from federal income tax, is includable for purposes of the calculation of the alternative minimum tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal bonds, although the current federal tax laws place substantial limitations on the size of such issues.

         The two principal classifications of municipal bonds are "general obligation" and limited obligation or "revenue" bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or revenue source. Their payment may be dependent upon an appropriation by the issuer's legislative body and may be subject to quantitative limitations on the issuer's taxing power. The characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Limited obligation or revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, such as the user of the facility. Industrial development bonds which are municipal bonds are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer. The credit quality of industrial development revenue bonds is usually directly related to the credit standing of the owner or user of the facilities. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

         The yields on municipal bonds are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Moody's Investors Service ("Moody's") and Standard & Poor's Ratings Group ("S&P"), as described below, represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, interest rate and rating may have different yields while municipal bonds of the same maturity and interest rate with different ratings may have the same yield. It should also be noted that the standards of disclosure applicable to and the amount of information relating to the financial condition of issuers of municipal bonds are not as extensive as those generally relating to corporations.

         Subsequent to its purchase by the Fund, an issue of municipal bonds or other investment may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Neither event requires the elimination of such obligation from the Fund's portfolio, but Keystone will consider such an event in its determination of whether the Fund should continue to hold such obligation in its portfolio.

         The ability of the Fund to achieve its investment objective is dependent upon the continuing ability of issuers of municipal bonds to meet their obligations to pay interest and principal when due. Obligations of issuers of municipal bonds, including municipal bonds issued by them, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal of and interest on its or their municipal bonds may be materially affected. In addition the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales including those by the Fund.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal bonds, and similar proposals may well be introduced in the future. If such a proposal were enacted, the availability of municipal bonds for investment by the Fund and the value of the Fund's portfolio could be materially affected, in which event the Fund would reevaluate its investment objective and policies and consider changes in the structure of the Fund or dissolution.

                      CORPORATE AND MUNICIPAL BOND RATINGS

S&P CORPORATE AND MUNICIPAL BOND RATINGS

A. MUNICIPAL NOTES

         An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long term debt rating. The following criteria are used in making that assessment:

         a. Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note), and

         b. Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

         Note ratings are as follows:

         1. SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         2. SP-2 Satisfactory capacity to pay principal and interest.

         3. SP-3 Speculative capacity to pay principal and interest.

B.  TAX EXEMPT DEMAND BONDS

         S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand or double feature.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For the newer "demand notes," S&P note rating symbols, combined with the commercial paper symbols, are used (for example, "SP-1+/A-1+" ).

C.   CORPORATE AND MUNICIPAL BOND RATINGS

         An S&P corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reli able.

         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:

         a. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         b.       Nature of and provisions of the obligation; and

         c. Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings FROM "AA" TO "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         A provisional rating is sometimes used by S&P. It assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

Bond ratings are as follows:

         1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         4. BBB  - Debt  rated BBB  is regarded  as having  an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weak ened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's Corporate and Municipal Bond Ratings

     Moody's ratings are as follows:

         1. Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         2. Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       3. A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         4. Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         Con. (---) - Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         Those municipal bonds in the Aa, A, and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, and Baa 1.

                     MONEY MARKET INSTRUMENTS

         The Fund's investments in commercial paper are limited to those rated A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch Investors Service, L.P. ("Fitch's") These ratings and other money market instruments are described as follows:

Commercial Paper Ratings

         Commercial  paper rated A-1 by S&P has the  following  characteristics:
Liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry.

         Commercial paper rated A-2 by S&P has the same characteristics as that rated A-1 except that the relative degree of safety is not as overwhelming.


         Commercial paper rated A-3 has a satisfactory capacity for timely payment. However, it is somewhat more vulnerable to the adverse effects of changes in circumstances than obligations rated A-1 or A-2.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Rela tive strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

        Commercial paper rated Prime-2 by Moody's is considered somewhat lower than the best commercial paper because margins of protection may not be as large or because fluctuations of protective elements over the near or intermediate term may be of greater amplitude.

United States Government Securities

        Securities issued or guaranteed by the United States Government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance.

        Securities issued or guaranteed by the United States Government or its agencies or instrumentalities include direct obligations of the United States Treasury and securities issued or guar anteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association.

        Some obligations of United States Government agencies and instrumentalities, such as Treasury bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the United States; others, such as securities of Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the United States Government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in the securities issued by such an instrumentality only when Keystone determines that the credit risk with respect to the instrumentality does not make its securities unsuitable investments. United States Government securities will not include international agencies or instrumentalities in which the United States Government, its agen cies or instrumentalities participate, such as the World Bank, the Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

Certificates of Deposits

        Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

        Certificates of deposit will be limited to U.S. dollar-denominated certificates of United States banks, including their branches abroad) and of U.S. branches of foreign banks, which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation, and have at least $1 billion in deposits as of the date of their most recently published financial statements.

         The Fund will not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Fund does not currently intend to purchase foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.

Bankers' Acceptances

         Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by the Fund must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.

                        OPTIONS TRANSACTIONS

         The Fund may enter into options transactions. Any premium paid by the Fund in connection with an option transaction may be forfeited if the option expires unexercised.

        Writing Covered Options. The Fund writes only covered options. Options written by the Fund will normally have expiration dates of not more than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the times the options are written.

        Unless the option has been exercised, the Fund may close out an option it has written by effecting a closing purchase transaction, whereby it purchases an option covering the same underlying security and having the same exercise price and expiration date ("of the same series") as the one it has written. If the Fund desires to sell a particular security on which it has written a call option, it will effect a closing purchase transaction prior to or concurrently with the sale of the security. If the Fund is able to enter into a closing purchase transaction, the Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option.

        An option position may be closed out only in a secondary market for an option of the same series. Although the Fund will generally write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and for some options no secondary market may exist. In such event able to effect a closing purchase transaction, it will not be able to sell the underlying securities until the option expires or it delivers the underlying securities upon exercise.

        Because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code, the extent to which the Fund may write covered call options and enter into so-called "straddle" transactions involving put and call options may be limited.

        Many options are traded on registered securities exchanges. Options traded on such exchanges are issued by the Options Clearing Corporation (OCC), a clearing corporation which assumes responsi bility for the completion of options transactions.

        Purchasing Put and Call Options. The Fund can close out a put option it has purchased by effecting a closing sale transaction; for example, the Fund may close out a put option it has purchased by selling a put option. If, however, a secondary market does not exist at a time the Fund wishes to effect a closing sale transaction, the Fund will have to exercise the option to realize any profit. In addition, in a transaction in which the Fund does not own the security underlying a put option it has purchased, the Fund would be required, in the absence of a secondary market, to purchase the underlying security before it could exercise the option. In each such instance, the Fund would incur additional transaction costs.

         The Fund may purchase call options for the purpose of offsetting previously written call options of the same series. The Fund also may purchase call options to fix the interest rates of obligations held by it.

        The Fund will not purchase a put option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Fund's ability to purchase put and call options may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company.

Option Writing and Related Risks

        The Fund may write covered call and put options. A call option gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the option period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during the option period.

        So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time as the writer effects a closing purchase transaction by purchasing an option of the same series as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. For options traded on national securities exchanges, to secure the obligation to deliver the underlying security in the case of a call option, the writer of the option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the OCC, an institution created to interpose itself between buyers and sellers of options. Technically, the OCC assumes the order side of every purchase and sale transaction on an Exchange and, by doing so, gives its guarantee to the transaction.

         The principal reason for writing options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. In return for the premium, the covered call option writer has given up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Conversely, the put option writer gains a profit, in the form of a premium, so long as the price of the underlying security remains above the exercise price, but assumes an obligation to purchase the underlying security from the buyer of the put option at the exercise price, even though the price of the security may fall below the exercise price, at any time during the option period. If an option expires, the writer realizes a gain in the amount of the premium. Such a gain may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill his obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security. In addition, the premium paid for the put effectively increases the cost of the underlying security, thus reducing the yield otherwise available from such securities.

         Because the Fund can write only covered options, it may at times be unable to write additional options unless it sells a portion of its portfolio holdings to obtain new securities against which it can write options. This may result in higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs.

        To the extent that a secondary market is available, the covered option writer may close out options it has written prior to the assignment of an exercise notice by purchasing, in a closing purchase transaction, an option of the same series as the option previously written. If the cost of such a closing purchase plus transaction costs is greater than the premium received upon writing the original option, the writer will incur a loss in the transaction.

Options Trading Markets

        Options which the Fund will trade are generally listed on national securities exchanges. Exchanges on which such options currently are traded are the Chicago Board Options Exchange and the New York, American, Pacific, and Philadelphia Stock Exchanges ("Exchanges"). Options on some securities may not be listed on any Exchange but traded in the over the counter market. Options traded in the over the counter market involve the additional risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund. The use of options traded in the over the counter market may be subject to limitations imposed by certain state securities authorities. In addition to the limits on its use of options discussed herein, the Fund is subject to the investment restrictions described in the prospectus and statement of additional information.

         The staff of the Commission currently is of the view that the premiums which the Fund pays for the purchase of unlisted options, and the value of securities used to cover unlisted options written by the Fund are considered to be invested in illiquid securities or assets for the purpose of calculating whether the Fund is in compliance with its fundamental investment restriction prohibiting it from investing more than 10% of its total assets (taken at current value) in any combination of illiquid assets and securities. The Fund intends to request that the Commission staff reconsider its current view. It is the intention of the Fund to comply with the staff's current position and the outcome of such reconsideration.

Special Considerations Applicable to Options

         On Treasury Bonds and Notes. Because trading interest in U.S. Treasury bonds and notes tends to center on most recently auctioned issues, new series of options with expirations to replace expiring options on particular issues will not be introduced indefinitely. Instead, the expirations introduced at the commencement of options trading on a particular issue will be allowed to run their course, with the possible addition of a limited number of new expirations as the original ones expire. Options trading on each series of bonds or notes will thus be phased out as new options are listed on the more recent issues, and a full range of expiration dates will not ordinarily be available for every series on which options are traded.

        On Treasury Bills. Because the deliverable U.S. Treasury bill changes from week to week, writers of U.S. Treasury bills call options cannot provide in advance for their potential exercise settlement obligations by acquiring and holding the underlying security. However, if the Fund holds a long position in U.S. Treasury bills with a principal amount corresponding to the option contract size, the Fund may be hedged from a risk standpoint. In addition, the Fund will maintain in a segregated account with its Custodian able in the event of an assignment of an exercise notice to ensure that it can meet its open option obligations.

        On GNMA Certificates. Options on GNMA certificates are not currently traded on any Exchange. However, the Fund may purchase and write such options in the over the counter market, or should they commence trading, on any Exchange.

        Since the remaining principal balance of GNMA certificates declines each month as a result of mortgage payments, the Fund, as a writer of a covered GNMA call holding GNMA certificates as "cover" to satisfy its delivery obligation in the event of assignment of an exercise notice, may find that its GNMA certificates no longer have a sufficient remaining principal balance for this purpose. Should this occur, the Fund will enter into a closing purchase transaction or will purchase additional GNMA certificates from the same pool (if obtainable) or replacement GNMA certificates in the cash market in order to remain covered.

        A GNMA certificate held by the Fund to cover an option position in any but the nearest expiration month may cease to present cover for the option in the event of a decline in the GNMA coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time. Should this occur, the Fund will no longer be covered, and the Fund will either enter into a closing purchase transaction or replace the GNMA certificate with a certificate which represents cover. When the Fund closes its position or replaces the GNMA certificate, it may realize an unanticipated loss and incur transaction costs.

        Risks Pertaining to the Secondary Market. An option position may be closed out only in a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and for some options no secondary market may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and might incur transaction costs in connection therewith. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         Reasons for the absence of a liquid secondary market include the following (i) insufficient trading interest in certain options; (ii) restrictions imposed on transactions; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities;(iv) interruption of the normal operations on an Exchange or by a broker; (v) inadequacy of the facilities of an Exchange, the OCC or a broker to handle current trading volume; or (vi) a decision by one or more Exchanges or a broker to discontinue the trading of options (or a particular class or series of options), in which event the secondary market in that class or series of options would cease to exist, although outstanding options that had been issued as a result of trades would generally continue to be exercisable in accordance with their terms.

        The hours of trading for options on U.S. government securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

               FUTURES CONTRACTS AND RELATED OPTIONS TRANSACTIONS

         The Fund intends to enter into currency and other financial futures contracts as a hedge against changes in prevailing levels of interest or currency exchange rates to seek relative stability of principal and to establish more definitely the effective return on securities held or intended to be acquired by the Fund or as a hedge against changes in the prices of securities or currencies held by the Fund or to be acquired by the Fund. The Fund's hedging may include sales of futures as an offset against the effect of expected increases in interest or currency exchange rates or securities prices and purchases of futures as an offset against the effect of expected declines in interest or currency exchange rates.

         For example, when the Fund anticipates a significant market or market sector advance, it will purchase a stock index futures contract as a hedge against not participating in such advance at a time when the Fund is not fully invested. The purchase of a futures contract serves as a temporary substitute for the purchase of individual securities which may then be purchased in an orderly fashion. As such purchases are made, an equivalent amount of index based futures contracts would be terminated by offsetting sales. In contrast, the Fund would sell stock index futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's portfolio. To the extent that the Fund's portfolio changes in value in correlation with a given index, the sale of futures contracts on that index would substantially reduce the risk to the portfolio of a market decline or change in interest rates, and, by so doing, provide an alternative to the liquidation of the Fund's securities positions and the resulting transaction costs.

         The Fund intends to engage in options transactions which are related to commodity futures contracts for hedging purposes and in connection with the hedging strategies described above.

         Although techniques other than sales and purchases of futures contracts and related options transactions could be used to reduce the Fund's exposure to interest rate and/or market fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts and related options transactions. While the Fund does not intend to take delivery of the instruments underlying futures contracts it holds, the Fund does not intend to engage in such futures con tracts for speculation.


Futures Contracts

         Futures contracts are transactions in the commodities markets rather than in the securities markets. A futures contract creates an obligation by the seller to deliver to the buyer the commodity specified in the contract at a specified future time for a specified price. The futures contract creates an obligation by the buyer to accept delivery from the seller of the commodity specified at the specified future time for the specified price. In contrast, a spot transaction creates an immediate obligation for the seller to deliver and the buyer to accept delivery of and pay for an identified commodity. In general, futures contracts involve transactions in fungible goods such as wheat, coffee and soybeans. However, in the last decade an increasing number of futures contracts have been developed which specify currencies, financial instruments or financially based indexes as the underlying commodity.

         U.S. futures contracts are traded only on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are The Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the International Monetary Market (a division of the Chicago Mercantile Exchange), the New York Futures Exchange and the Kansas City Board of Trade. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin. A futures commission merchant (Broker) effects each transaction in connection with futures contracts for a commission. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC) and National Futures Association (NFA).

Interest Rate Futures Contracts

         The sale of an interest rate futures contract creates an obligation by the Fund, as seller, to deliver the type of financial instrument specified in the contract at a specified future time for a specified price. The purchase of an interest rate futures contract creates an obligation by the Fund, as purchaser, to accept delivery of the type of financial instrument specified at a specified future time for a specified price. The specific securities delivered or accepted, respectively, at settlement date, are not determined until at or near that date. The determination is in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Currently interest rate futures contracts can be purchased or sold on 90-day U.S. Treasury bills, U.S. Treasury bonds, U.S. Treasury notes with maturities between 6 1/2 and 10 years, Government National Mortgage Association
(GNMA) certificates, 90-day domestic bank certificates of deposit, 90-day commercial paper, and 90-day Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes and GNMA certificates, and $1,000,000 for the other designated contracts. While U.S. Treasury bonds, U.S. Treasury bills and U.S. Treasury notes are backed by the full faith and credit of the U.S. government and GNMA certificates are guaranteed by a U.S. government agency, the futures contracts in U.S. government securities are not obligations of the U.S. Treasury.

Index Based Futures Contracts

         It is expected that bond index and other financially based index futures contracts will be developed in the future. It is anticipated that such index based futures contracts will be structured in the same way as stock index futures contracts but will be measured by changes in interest rates, related indexes or other measures, such as the consumer price index. In the event that such futures contracts are developed the Fund will sell interest rate index and other index based futures contracts to hedge against changes which are expected to affect the Fund's portfolio.

         The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, to initiate trading an amount of cash, cash equivalents, money market instruments, or U.S. Treasury bills equal to approximately 1 1/2% (up to 5%) of the con tract amount must be deposited by the Fund with the Broker. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.

         Subsequent payments, called variation margin, to the Broker and from the Broker, are made on a daily basis as the value of the underlying instrument or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as mark-to-market. For example, when the Fund has purchased a futures contract and the price of the underlying financial instrument or index has risen, that position will have increased in value and the Fund will receive from the Broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the underlying financial instrument or index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the Broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the Broker, and the Fund realizes a loss or gain.

         The Fund intends to enter into arrangements with its custodian and with Brokers to enable its initial margin and any variation margin to be held in a segregated account by its custodian on behalf of the Broker.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of financial instruments, and index based futures contracts call for the delivery of cash equal to the difference between the closing value of the index on the expiration date of the contract and the price at which the futures contract is originally made, in most cases such futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by an offsetting transaction in which the Fund enters into a futures contract purchase for the same aggregate amount of the specific type of financial instrument or index and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the differ ence and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by an offset ting transaction in which the Fund enters into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain. If the purchase price exceeds the offsetting sale price the Fund realizes a loss. The amount of the Fund's gain or loss on any transaction is reduced or increased, respectively, by the amount of any transaction costs incurred by the Fund.

         As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September U.S. Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of one contract of September U.S. Treasury bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase after allowance for transaction costs represents the profit or loss to the Fund.


         There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms.

Options on Currency and Other Financial Futures

         The Fund intends to purchase call and put options on currency and other financial futures contracts and sell such options to terminate an existing position. Options on currency and other financial futures contracts are similar to options on stocks except that an option on a currency or other financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell stock, currency or other financial instruments at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. This amount represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and value of the futures contract.

         The Fund intends to use options on currency and other financial futures contracts in connection with hedging strategies. In the future the Fund may use such options for other purposes.

Purchase of Put Options on Futures Contracts

         The purchase of protective put options on a currency or other financial futures contract is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of stocks or debt instruments or a position in the futures contract upon which the put option is based.

Purchase of Call Options on Futures Contracts

         The purchase of a call option on a currency or other financial futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying financial instrument or index itself, the purchase of a call option may be less risky than the ownership of the interest rate or index based futures contract or the underlying securities. Call options on currency and other financial futures contracts may be purchased to hedge against an interest rate increase or a market advance when the Fund is not fully invested.

Use of New Investment Techniques Involving Commodity Futures Contracts or Related Options

         The Fund may employ new investment techniques involving currency and other financial futures contracts and related options. The Fund intends to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Fund believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described above. Limitations on Purchase and Sale of Futures Contracts and Related Options on Such Futures Contracts

         The Fund will not enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin deposits on such futures contracts.

         The Fund intends that its futures contracts and related options transactions will be entered into for traditional hedging purposes. That is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund does not intend to enter into futures contracts for speculation.

         In instances involving the purchase of futures contracts by the Fund, an amount of cash and cash equivalents equal to the market value of the futures contracts will be deposited in a segregated account with the Fund's Custodian and/or in a margin account with a Broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

Federal Income Tax Treatment

         For federal income tax purposes, the Fund is required to recognize as income for each taxable year its net unrealized gains and losses on futures contracts as of the end of the year as well as those actually realized during the year. Any gain or loss recognized with respect to a futures contract is considered to be 60% long term and 40% short term, without regard to the holding period of the contract. In the case of a futures transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year. The federal income tax treatment of gains or losses from transactions in options on futures is unclear.

         In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income. Any net gain realized from the closing out of futures contracts, for purposes of the 90% requirement, will be qualifying income. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Fund's annual gross income. The 1986 Tax Act added a provision which effectively treats both positions in certain hedging transactions as a single transaction for the purpose of the 30% requirement. The provision provides that, in the case of any "designated hedge," increases and decreases in the value of positions of the hedge are to be netted for the purposes of the 30% requirement. However, in certain situations, in order to avoid realizing a gain within a three month period, the Fund may be required to defer the closing out of a contract beyond the time when it would otherwise be advantageous to do so.


Risks of Futures Contracts

         Currency and other financial futures contracts prices are volatile and are influenced, among other things, by changes in stock prices, market conditions, prevailing interest rates and anticipation of future stock prices, market movements or interest rate changes, all of which in turn are affected by economic conditions, such as government fiscal and monetary policies and actions, and national and international political and economic events.

         At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as variations in speculative market demand for futures contracts and for securities, including technical influences in futures contracts trading; differences between the securities being hedged and the financial instruments and indexes underlying the standard futures contracts available for trading, in such respects as interest rate levels, maturities and creditworthiness of issuers, or identities of securities comprising the index and those in the Fund's portfolio. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out, and a 15% decrease would result in a loss equal to 150% of the original margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained compar able losses if, instead of entering into the futures contract, it had invested in the underlying financial instrument. Furthermore, in order to be certain that the Fund has sufficient assets to satisfy its obli gations under a futures contract, the Fund will establish a segregated account in connection with its futures contracts which will hold cash or cash equivalents equal in value to the current value of the un derlying instruments or indices less the margins on deposit.

         Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Risks of Options on Futures Contracts

         In addition to the risks described above for currency and other financial futures contracts, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. The Fund will not purchase options on any futures contract unless and until it believes that the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with the futures contracts. Compared to the use of futures contracts, the purchase of options on such futures involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the Fund, even though the use of a futures contract would not, such as when there is no movement in the level of the futures contract.

                          FOREIGN CURRENCY TRANSACTIONS

         The Fund may invest in securities denominated in foreign currencies, and the Fund temporarily may hold funds in foreign currencies. Thus, the Fund's share value will be affected by changes in ex change rates.

Forward Currency Contracts

         As one way of managing exchange rate risk, the Fund may engage in forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). Under the contract, the exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund also may use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rate or exchange control regulations between for eign currencies and the dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.

Currency Futures Contracts

         Currency futures contracts are bilateral agreements under which two parties agree to take or make delivery of a specified amount of a currency at a specified future time for a specified price. Trading of currency futures contracts in the United States is regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC) and National Futures Association
(NFA). Currently the only national futures exchange on which currency futures are traded is the International Monetary Market of the Chicago Mercantile Exchange. Foreign currency futures trading is conducted in the same manner and subject to the same regulations as trading in interest rate and index based futures. The Fund intends to only engage in currency futures contracts for hedging purposes, and not for speculation. The Fund may engage in currency futures contracts for other purposes if authorized to do so by the Fund's Board of Trustees. The hedging strategies which will be used by the Fund in connection with foreign currency futures contracts are similar to those described above for forward foreign currency exchange contracts.

         Currently currency futures contracts for the British Pound Sterling, Canadian Dollar, Dutch Guilder, Deutsche Mark, Japanese Yen, Mexican Peso, Swiss Franc and French Franc can be purchased or sold for U.S. dollars through the International Monetary Market. It is expected that futures contracts trading in additional currencies will be authorized. The standard contract sizes are L125,000 for the Pound, 125,000 for the Guilder, Mark and Swiss Francs, C$100,000 for the Canadian Dollar, Y12,500,000 for the Yen, and 1,000,000 for the Peso. In contrast to Forward Currency Exchange Contracts which can be traded at any time, only four value dates per year are available, the third Wednesday of March, June, September and December.

Foreign Currency Options Transactions

         Foreign currency options (as opposed to futures) are traded in a variety of currencies in both the United States and Europe. On the Philadelphia Stock Exchange, for example, contracts for half the size of the corresponding futures contracts on the Chicago Board Options Exchange are traded with up to nine months maturity in marks, sterling, yen, Swiss francs and Canadian dollars. Options can be exercised at any time during the contract life and require a deposit subject to normal margin require ments. Since a futures contract must be exercised, the Fund must continually make up the margin balance. As a result, a wrong price move could result in the Fund losing more than the original investment as it cannot walk away from the futures contract as it can an option contract.

         The Fund will purchase call and put options and sell such options to terminate an existing position. Options on foreign currency are similar to options on stocks except that an option on an interest rate and/or index based futures contract gives the purchaser the right, in return for the premium paid, to purchase or sell foreign currency, rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option.

         The Fund intends to use foreign currency option transactions in connection with hedging strategies.


Purchase of Put Options on Foreign Currencies

         The purchase of protective put options on a foreign currency is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of foreign stocks or foreign debt instruments or a position in the foreign currency upon which the put option is based.

Purchase of Call Options on Foreign Currencies

         The purchase of a call option on foreign currency represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the foreign currency upon which it is based, or upon the price of the foreign stock or foreign debt instruments, the purchase of a call option may be less risky than the ownership of the foreign currency or the foreign securities. The Fund would purchase a call option on a foreign currency to hedge against an increase in the foreign currency or a foreign market advance when the Fund is not fully invested.

         The Fund may employ new investment techniques involving forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currencies in order to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Fund believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described above.

Currency Trading Risks

         Currency exchange trading may involve significant risks. The four major types of risk the Fund faces are exchange rate risk, interest rate risk, credit risk and country risk.

Exchange Rate Risk

         Exchange rate risk results from the movement up and down of foreign currency values in response to shifting market supply and demand. When the Fund buys or sells a foreign currency, an expo sure called an open position is created. Until the time that position can be "covered" by selling or buying an equivalent amount of the same currency, the Fund is exposed to the risk that the exchange rate might move against it. Since exchange rate changes can readily move in one direction, a position carried overnight or over a number of days involves greater risk than one carried a few minutes or hours. Techniques such as foreign currency forward and futures contracts and options on foreign currency are intended to be used by the Fund to reduce exchange rate risk.


Maturity Gaps and Interest Rate Risk

         Interest rate risk arises whenever there are mismatches or gaps in the maturity structure of the Fund's foreign exchange currency holdings, which is the total of its outstanding spot and forward or futures contracts.

         Foreign currency transactions often involve borrowing short term and lending longer term to benefit from the normal tendency of interest rates to be higher for longer maturities. However in foreign exchange trading, while the maturity pattern of interest rates for one currency is important, it is the differential between interest rates for two currencies that is decisive.

Credit Risk

         Whenever the Fund enters into a foreign exchange contract, it faces a risk, however small, that the counterparty will not perform under the contract. As a result there is a credit risk, although no extension of "credit" is intended. To limit credit risk, the Fund intends to evaluate the creditworthiness of each other party. The Fund does not intend to trade more than 5% of its net assets under foreign exchange contracts with one party.

         Credit risk exists because the Fund's counterparty may be unable or unwilling to fulfill its contractual obligations as a result of bankruptcy or insolvency or when foreign exchange controls prohibit payment. In any foreign exchange transaction, each party agrees to deliver a certain amount of currency to the other on a particular date. In establishing its hedges the Fund relies on each contract being completed. If the contract is not performed, then the Fund's hedge is eliminated, and the Fund is exposed to any changes in exchange rates since the contract was originated. To put itself in the same position it would have been in had the contract been performed, the Fund must arrange a new transaction. However, the new transaction may have to be arranged at an adverse exchange rate. The trustee for a bankrupt company may elect to perform those contracts which are advantageous to the company but disclaim those contracts which are disadvantageous, resulting in losses to the Fund.

         Another form of credit risk stems from the time zone differences between the U.S. and foreign nations. If the Fund sells sterling it generally must pay pounds to a counterparty earlier in the day than it will be credited with dollars in New York. In the intervening hours, the buyer can go into bankruptcy or can be declared insolvent. Thus, the dollars may never be credited to the Fund.

Country Risk

         At one time or another, virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Governments take such measures for example to improve control over the domestic banking system or to influence the pattern of receipts and payments between residents and foreigners. In those cases, restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. Occasionally a serious foreign exchange shortage may lead to payment interruptions or debt servicing delays, as well as interference in the exchange market. It has become increasingly difficult to distinguish foreign exchange or credit risk from country risk.

         Changes in regulations or restrictions usually do have an important exchange market impact. Most disruptive are changes in rules which interfere with the normal payments mechanism. If government regulations change and a counterparty is either forbidden to perform or is required to do something extra, then the Fund might be left with an unintended open position or an unintended maturity mismatch. Dealing with such unintended long or short positions could result in unanticipated costs to the Fund.

         Other changes in official regulations influence international investment transactions. If one of the factors affecting the buying or selling of a currency changes, the exchange rate is likely to respond. Changes in such controls often are unpredictable and can create a significant exchange rate response.

         Many major countries have moved toward liberalization of exchange and payments restrictions in recent years or accepted the principle that restrictions should be relaxed. A few industrial countries have moved in the other direction. Important liberalizations were carried out by Switzerland, the United Kingdom and Japan. They dismantled mechanisms for restricting either foreign exchange inflows (Switzerland), outflows (Britain) or elements of both (Japan). By contrast, France and Mexico have recently tightened foreign exchange controls.

         Overall, many exchange markets are still heavily restricted. Several countries limit access to the forward market to companies financing documented export or import transactions in an effort to insulate the market from purely speculative activities. Some of these countries permit local traders to enter into forward contracts with residents but prohibit certain forward transactions with nonresidents. By comparison, other countries have strict controls on exchange transactions by residents, but permit free exchange transactions between local traders and non-residents. A few countries have established tiered markets, funneling commercial transactions through one market and financial transactions through another. Outside the major industrial countries, relatively free foreign exchange markets are rare and controls on foreign currency transactions are extensive.

         Another aspect of country risk has to do with the possibility that the Fund may be dealing with a foreign trader whose home country is facing a payments problem. Even though the foreign trader intends to perform on its foreign exchange contracts, the contracts are tied to other external liabilities the country has incurred. As a result performance may be delayed, and can result in unanticipated cost to the Fund. This aspect of country risk is a major element in the Fund's credit judgment as to with whom it will deal and in what amounts.

                                    EXHIBIT A

                                GLOSSARY OF TERMS


         Class  of  Options.  Options covering  the  same  underlying security.

         Clearing Corporation. The Options Clearing Corporation, Trans Canada Options, Inc., The European Options Clearing Corporation B.V., or the London Options Clearing House.

         Closing Purchase Transaction. A transaction in which an investor who is obligated as a writer of an option or seller of a futures contract terminates his obligation by purchasing on an Exchange an option of the same series as the option previously written or futures contract identical to the futures contract previously sold, as the case may be. (Such a purchase does not result in the ownership of an option or futures contract.)

         Closing Sale Transaction. A transaction in which an investor who is the holder or buyer of an outstanding option or futures contract liquidates his position as a holder or seller by selling an option of the same series as the option previously purchased or futures contract identical to the fu tures contract previously purchased. (Such sale does not result in the investor assuming the obligations of a writer or seller.)

         Covered Call Option Writer. A writer of a call option who, so long as he remains obligated as a writer, owns the shares of the underlying security or holds on a share for share basis a call on the same security where the exercise price of the call held is equal to or less than the exercise price of the call written, or, if greater than the exercise price of the call written, the difference is maintained by the writer in cash, U.S. Treasury bills or other high grade, short term obligations in a segregated account with the writer's broker or custodian.

         Covered Put Option Writer. A writer of a put option who, so long as he remains obligated as a writer, has deposited Treasury bills with a value equal to or greater than the exercise price with a securities depository and has pledged them to the Options Clearing Corporation for the account of the broker-dealer carrying the writer's position or holds on a share for share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written, or, if less than the exercise price of the put written, the difference is maintained by the writer in cash, U.S. Treasury bills or other high grade, short term obligations in a segregated account with the writer's broker or custodian.


         Securities Exchange. A securities exchange on which call and put options are traded. The U.S. Exchanges are as follows The Chicago Board Options Exchange; American Stock Exchange; New York Stock Exchange; Philadelphia Stock Exchange; and Pacific Stock Exchange. The foreign securities exchanges in Canada are the Toronto Stock Exchange and the Montreal Stock Exchange; in the Netherlands, the European Options Exchange; and in the United Kingdom, the Stock Exchange (London).

         Those issuers whose common stocks have been approved by the Exchanges as underlying securities for options transactions are published in various financial publications.

         Commodities Exchange. A commoities exchange on which futures contracts are traded which is regulated by exchange rules that have been approved by the Commodity Futures Trading Commission. The U.S. exchanges are as follows: The
Chicago Board of Trade of the City of Chicago, Chicago Mercantile Exchange, International Monetary Market, (a division of the Chicago Mercantile Exchange), the Kansas City Board of Trade and the New York Futures Exchange.

         Exercise Price. The price per unit at which the holder of a call option may purchase the underlying security upon exercise or the holder of a put option may sell the underlying security upon exercise.

         Expiration Date. The latest date when an option may be exercised or a futures contract must be completed according to its terms.

         Hedging. An action taken by an investor to neutralize an investment risk by taking an investment position which will move in the opposite direction as the risk being hedged so that a loss (or gain) on one will tend to be offset by a gain (or loss) on the other.

         Option. Unless the context otherwise requires, the term "option" means either a call or put option issued by a Clearing Corporation, as defined above. A call option gives a holder the right to buy from such Clearing Corporation the number of shares of the underlying security covered by the option at the stated exercise price by the filing of an exercise notice prior to the expiration time of the option. A put option gives a holder the right to sell to a Clearing Corporation the number of shares of the underlying security covered by the put at the stated exercise price by the filing of an exercise notice prior to the expiration time of the option. The Fund will sell ("write") and purchase puts only on U.S.
Exchanges.

         Option Period. The time during which an option may be exercised, generally from the date the option is written through its expiration date.

         Premium. The price of an option agreed upon between the buyer and writer or their agents in a transaction on the floor of an Exchange.

         Series of Options. Options covering the same underlying security and having the same exercise price and expiration date.

         Stock Index. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included.

         Index Based Futures Contract. An index based futures contract is a bilateral agreement pursuant to which a party agrees to buy or deliver at settlement an amount of cash equal to $500 times the difference between the closing value of an index on the expiration date and the price at which the futures contract is originally struck. Index based futures are traded on Commodities Exchanges. Currently index based stock index futures contracts can be purchased or sold with respect to the Standard & Poor's Corporation (S&P) 500 Stock Index and S&P 100 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index and Major Market Index on the Kansas City Board of Trade.

         Underlying Security. The security subject to being purchased upon the exercise of a call option or subject to being sold upon the exercise of a put option.

                             KEYSTONE TAX FREE FUND

                                     PART C

                                OTHER INFORMATION
                                -----------------


Item 24.     Financial Statements and Exhibits


Item 24(a).  Financial Statements



     The audited financial statements listed below are incorporated by reference to Registrant's annual Report dated December 31, 1996.


Schedule of Investments                              December 31, 1996

Financial Highlights                                 For each of the years in
                                                     the ten-year period
                                                     ended December 31, 1996

Statement of Assets and Liabilities                  December 31, 1996

Statement of Operations                              December 31, 1996

Statement of Changes in Net Assets                `  For each of the years in
                                                     the two-year period ended
                                                     December 31, 1996

Notes to Financial Statements

Independent Auditors' Report                         January 31, 1997


Item 24(b). Exhibits

(1) Amended and Restated Declaration of Trust dated July 27, 1993 (the "Declaration of Trust")(1)

(2)      By-laws(2)

(3)      Not applicable.

(4)(a) Registrant's Amended and Restated Declaration of Trust, Article III, V and VI(1)

   (b)   By-laws, Article 2(2)

(5) Investment Advisory Agreement between Registrant and Keystone Investment Management Company(3)

(6)(a) Form of Principal Underwriting Agreement with Evergreen Keystone Distributor, Inc. (the "Principal Underwrting Agreement")(3)

   (b)   Form of Dealer Agreement(3)

(7)      Proposed Form of Deferred Compensation Plan(3)

(8)      Custodian, Fund Accounting and Recordkeeping Agreement, as amended(1)

(9)(a) Form of Marketing Services Agreement between Evergreen Keystone Distributor, Inc. and Keystone Investment Management Company(3)

   (b) Form of Sub-Administrator Agreement between Keystone Investment Management Company and BISYS Fund Services, Inc.(3)

   (c) Principal Underwriting Agreement with Evergreeen Keystone Investment Services, Inc., Registrant's former principal underwriter (the "Continuation Agreement")(3)

(10) Opinion and consent of counsel as to the legality of securities being registered was filed with the Registrant's Rule 24f-2 Notice on February 28, 1997 and is incorporated by reference herein.

(11)     Consent as to use of the opinion of Registrant's Independent
         Auditors(3)

(12)     Not applicable.

(13)     Not applicable.

(14)     Not applicable.

(15)     Distribution Plan adopted pursuant to Rule 12b-1(1)

(16) Schedules for computation of total return, current yield and tax equivalent yield(3)

(17)     A financial data schedule(3)

(18)     Not applicable.

(19)     Powers of Attorney(3)
-----------------------------

(1) Filed with Post-Effective Amendment No. 27 ("Post-Effeective Amendment No. 26") to Registration Statement No. 2-58699/811-2740 (the "Registration Statement") and incorporated by reference herein.
(2) Filed with Post-Effective Amendment No. 2 ("Post-Effective Amendment No. 2") to the Registration Statement and incorporated by reference herein.
(3)      Filed herewith.


Item 25. Persons Controlled by or under Common Control with Registrant

         Not applicable.


Item 26. Number of Holders of Securities

                                                          Number of Record
                  Title of Class                    Holders as of April 1, 1997
                  --------------                    ----------------------------

                  Shares of beneficial                         32,899
                  interest, without
                  par value


Item 27. Indemnification

         Provisions for the indemnification of Registrant's Trustees and officers are contained in Article VIII of the Declaration of Trust, a copy of which was filed with Post-Effective Amendment No. 26 and is incorporated by reference herein.

         Provisions for the indemnification of Evergreen Keystone Distributor, Inc., Registrant's principal underwriter, are contained in Item 9 of the Principal Underwriting Agreement, a copy of the form of which is filed herewith and incorporated by reference herein.

         Provisions for the indemnification of Keystone Investment Management Company, investment adviser to the Fund, is contained in Section 7 of the Investment Advisory Agreement between the Registrant and Keystone Investment Management Company, a copy of which is filed herewith and is incorporated by reference herein.


Item 28. Business and other Connections of Investment Advisers

         The following tables list the names of the various officers and directors of Keystone Investment Management Company, Registrant's investment adviser and their respective positions. For each named individual, the tables list, for the past two years, (i) any other organizations (excluding investment advisory clients) with which the officer and/or director has had or has substantial involvement; and
         (ii) positions held with such organizations.

                        LIST OF OFFICERS AND DIRECTORS OF
                     KEYSTONE INVESTMENT MANAGEMENT COMPANY

                                    Position with
                                    Keystone
                                    Investment
Name                                Management Company        Other Business Affiliations
----                                ------------------        ---------------------------
Albert H.                           Chairman of               Senior Vice President
Elfner, III                          the Board,                 First Union Keystone, Inc.
                                     Chief Executive            Keystone Asset Corporation
                                     Officer                  President and Director:
                                                                Keystone Trust Company
                                                              Director or Trustee:
                                                                Evergreen Keystone Investment Services, Inc
                                                                Evergreen Keystone Service Company
                                                                Boston Children's Services Associates
                                                                Middlesex School
                                                                Middlebury College
                                                              Formerly:
                                                              Chairman of the Board,
                                                                Chief Executive Officer,
                                                                President and Director:
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Keystone Capital Corporation
                                                              Trustee or Director:
                                                                Neworld Bank
                                                                Robert Van Partners, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Formerly Chairman of the Board and Director:
                                                                Keystone Fixed Income Advisers, Inc.
                                                                Keystone Institutional Company, Inc.


Herbert L.                         Senior Vice                None
Bishop, Jr.                         President

Donald C. Dates                    Senior Vice                None
                                    President

Gilman Gunn                        Senior Vice                None
                                    President

Edward F.                          Senior Vice                Senior Vice President:
Godfrey                                                         First Union Keystone, Inc.
                                                              Formerly Senior Vice President,
                                                              Chief Financial Officer and Treasurer:
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Treasurer:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Treasurer and Director:
                                                                Hartwell Keystone Advisers, Inc.


Rosemary D.                        Senior Vice                Senior Vice President:
Van Antwerp                         President,                  Evergreen Keystone Service Company
                                    General Counsel             Senior Vice President and Secretary:
                                    and Secretary               Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Senior Vice President, General Counsel and Secretary:
                                                                Keystone Investments, Inc.
                                                              Senior Vice President and General Counsel:
                                                                Keystone Institutional Company, Inc.
                                                              Senior Vice President, General Counsel and Director:
                                                                Fiduciary Investment Company, Inc.
                                                              Senior Vice President, General Counsel, Director and Secretary:
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                              Senior Vice President and Secretary:
                                                                Hartwell Keystone Advisers, Inc.
                                                              Vice President and Secretary:
                                                                Keystone Fixed Income Advisers, Inc.


J. Kevin Kenely                    Vice President             Vice President:
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Controller
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Management Company
                                                                Keystone Investment Distributors Company
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Vice President:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                                Keystone Investments, Inc.

John D. Rogol                      Vice President             Vice President:
                                                                First Union Keystone, Inc.
                                                              Vice President and
                                                              Controller:
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Treasurer and Vice President:
                                                                Evergreen Keystone Service Company
                                                              Controller:
                                                                Keystone Asset Corporation
                                                              Formerly:
                                                              Controller:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Formerly Vice President and Controller:
                                                                Keystone Investments, Inc.


John Addeo                         Vice President             None

Andrew Baldassarre                 Vice President             None

Robert K. Baumbach                 Vice President             None

David Benhaim                      Vice President             None

Donald Bisson                      Vice President             None

Liu-Er Chen                        Vice President             None

Francis X. Claro                   Vice President             None

Kristine R.                        Vice President             None
Cloyes

Christopher P.                     Senior Vice                None
Conkey                              President

J. Gary Craven                     Senior Vice                None
                                    President

Prescott Crocker                   Senior Vice                None
                                    President

Richard Cryan                      Senior Vice                None
                                    President

Maureen E.                         Senior Vice                None
Cullinane                           President

Thomas Holman                      Senior Vice                None
                                    President

Betsy Hutchings                    Senior Vice                None
                                   President

Walter T.                          Senior Vice                None
McCormick                           President

George F. Wilkins                  Senior Vice                None
                                    President

George E. Dlugos                   Vice President             None

Antonio T. Docal                   Vice President             None

Dana E. Erikson                    Vice President             None

Sami J. Karam                      Vice President             None

George J. Kimball                  Vice President             None

Warren J. Isabelle                 Chief Investment           None
                                    Officer

Craig Lewis                        Vice President             None

JoAnn L. Lyndon                    Vice President             None

John C.                            Vice President             None
Madden, Jr.

Eleanor H. Marsh                   Vice President             None

James D. Medvedeff                 Vice President             None

Stanley  M. Niksa                  Vice President             None

Jonathan A. Noonan                 Vice President             None

Robert E. O'Brien                  Vice President             None

Margery C. Parker                  Vice President             None

William H. Parsons                 Vice President             None

Joyce W. Petkovich                 Vice President             None

Gary E. Pzegeo                     Vice President             None

Daniel A. Rabasco                  Vice President             None

Harlen R. Sonderling               Vice President             None

Kathy K. Wang                      Vice President             None

Judith A. Warners                  Vice President             None

Peter Willis                       Vice President             None

Richard A. Wisentaner              Vice President             None

Walter Zagrobski                   Vice President             None


     All of the officers are located at Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116.

ITEM 29.  PRINCIPAL UNDERWRITER

     Evergreen Keystone Distributor, Inc.
     The Director and principal executive officers are:

         Director          Michael C. Petrycki

         Officers          Robert A. Hering        President
                           Michael C. Petrycki     Vice President
                           Lawrence Wagner         VP, Chief Financial Officer
                           Steven D. Blecher       VP, Treasurer, Secretary
                           Elizabeth Q. Solazzo    Assistant Secretary

         Evergreen Keystone Distributor, Inc. acts as Distributor for the following registered investment companies or separate series thereof:

   Evergreen Trust
        Evergreen Fund
        Evergreen Aggressive Growth Fund
   Evergreen Equity Trust:
        Evergreen Global Real Estate Equity Fund
        Evergreen U.S. Real Estate Equity Fund
        Evergreen Global Leaders Fund
   The Evergreen Limited Market Fund, Inc.
   Evergreen Growth and Income Fund
   The Evergreen Total Return Fund
   The Evergreen American Retirement Trust:
        The Evergreen American Retirement Fund
        Evergreen Small Cap Equity Income Fund
   The Evergreen Foundation Trust:
        Evergreen Foundation Fund
        Evergreen Tax Strategic Foundation Fund
   The Evergreen Municipal Trust:
        Evergreen Short-Intermediate Municipal Fund
        Evergreen Short-Intermediate Municipal Fund-CA
        Evergreen Florida High Income Municipal Bond Fund
        Evergreen Tax Exempt Money Market Fund
        Evergreen Institutional Tax Exempt Money Market Fund
   Evergreen Money Market Trust
        Evergreen Money Market Fund
        Evergreen Institutional Money Market Fund
        Evergreen Institutional Treasury Money Market Fund
   Evergreen Investment Trust
        Evergreen Emerging Markets Growth Fund
        Evergreen International Equity  Fund
        Evergreen Balanced Fund
        Evergreen Value Fund
        Evergreen Utility Fund
        Evergreen Short-Intermediate Bond Fund(formerly Evergreen Fixed Income) Evergreen U.S. Government Fund
        Evergreen Florida Municipal Bond Fund
        Evergreen Georgia Municipal Bond Fund
        Evergreen North Carolina Municipal Bond Fund
        Evergreen South Carolina  Municipal Bond Fund
        Evergreen Virginia  Municipal Bond Fund
        Evergreen High Grade Tax Free Fund
        Evergreen Treasury Money Market Fund
   The Evergreen Lexicon Fund:
        Evergreen Intermediate-Term Government Securities Fund
        Evergreen Intermediate-Term Bond Fund
   Evergreen Tax Free Trust:
        Evergreen Pennsylvania Tax Free Money Market Fund
        Evergreen New Jersey Tax Free Income Fund
   Evergreen Variable Trust:
        Evergreen VA Fund
        Evergreen VA Growth and Income Fund
        Evergreen VA Foundation Fund
        Evergreen VA Global Leaders Fund
   Keystone Quality Bond Fund (B-1)
   Keystone Diversified Bond Fund (B-2)
   Keystone High Income Bond Fund (B-4)
   Keystone Balanced Fund (K-1)
   Keystone Strategic Growth Fund (K-2)
   Keystone Growth and Income Fund (S-1)
   Keystone Mid-Cap Growth Fund (S-3)
   Keystone Small Company Growth Fund (S-4)
   Keystone Balanced Fund II
   Keystone Capital Preservation and Income Fund
   Keystone Fund for Total Return
   Keystone Fund of the Americas
   Keystone Global Opportunities Fund
   Keystone Global Resources and Development Fund
   Keystone Government Securities Fund
   Keystone America Hartwell Emerging Growth Fund, Inc.
   Keystone Institutional Adjustable Rate Fund
   Keystone Institutional Trust
        Keystone Institutional Small Capitalization Growth Fund
   Keystone Intermediate Term Bond Fund
   Keystone International Fund Inc.
   Keystone Liquid Trust
   Keystone Omega Fund
   Keystone Precious Metals Holdings, Inc.
   Keystone Small Company Growth Fund II
   Keystone State Tax Free Fund
        Keystone New York Tax Free Fund
        Keystone Pennsylvania Tax Free Fund
        Keystone Massachusetts Tax Free Fund
        Keystone Florida Tax Free Fund
   Keystone State Tax Free Fund - Series II
        Keystone Missouri Tax Free Fund
        Keystone California Tax Free Fund
   Keystone Strategic Income Fund
   Keystone Tax Free Fund
   Keystone Tax Free Income Fund

Item 29.C.  Not applicable

Item 30. Location of Accounts and Records

         First Union Keystone, Inc.
         200 Berkeley Street
         Boston, Massachusetts 02116-5034

         State Street Bank and Trust Company
         1776 Heritage Drive
         Quincy, MA 02171

         Iron Mountain
         3431 Sharp Slot Road
         Swansea, Massachusetts 02277


Item 31. Management Services

         Not applicable.


Item 32. Undertakings

         Registrant hereby undertakes to furnish to each person to whom a copy of Registrant's prospectus is delivered with a copy of the registrants latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) and the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, in The Commonwealth of Massachusetts, on the 29th day of April, 1997.


                                             KEYSTONE TAX FREE FUND


                                             By:/s/ George S. Bissell
                                                ---------------------------
                                                George S. Bissell
                                                Chief Investment Officer
                                                and Secretary




Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of April, 1997.



/s/ George S. Bissell                   /s/ Charles F. Chapin
------------------------                -------------------------          -------------------------
George S. Bissell                       Charles F. Chapin*                 William Walt Pettit
Chairman of the Board of Trustees       Trustee                            Trustee
  and Chief Executive Officer

/s/ John J. Pileggi                     /s/ K. Dun Gifford                 /s/ David M. Richardson
-------------------------               -------------------------          -------------------------
John J. Pileggi                         K. Dun Gifford*                    David M. Richardson*
President amd Treasurer (Principal      Trustee                            Trustee
  Financial and Accounting Officer)

/s/ Frederick Amling
-------------------------               -------------------------          -------------------------
Frederick Amling*                       James S. Howell                    Russell A. Salton, III MD
Trustee                                 Trustee                            Trustee

/s/ Laurence B. Ashkin                  /s/ Leroy Keith, Jr.
-------------------------               -------------------------          -------------------------
Laurence B. Ashkin                      Leroy Keith, Jr.*                  Michael S. Scofield
Trustee                                 Trustee                            Trustee

/s/ Charles A. Austin, III              /s/ F. Ray Keyser, Jr.             /s/ Richard J. Shima
-------------------------               -------------------------          -------------------------
Charles A. Austin, III*                 F. Ray Keyser, Jr.*                Richard J. Shima*
Trustee                                 Trustee                            Trustee

                                                                           /s/ Andrew J. Simons
-------------------------               -------------------------          -------------------------
Foster Bam                              Gerald M. McDonnell                Andrew J. Simons*
Trustee                                 Trustee                            Trustee

/s/ Edwin D. Campbell
-------------------------               -------------------------
Edwin D. Campbell*                      Thomas L. McVerry
Trustee                                 Trustee



                                            *By:/s/ Rosemary D. Van Antwerp
                                                ----------------------
                                                Rosemary D. Van Antwerp**
                                                Attorney-in-Fact


**Rosemary D. Van Antwerp, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(17).

                                INDEX TO EXHIBITS

                                                               Page Number
                                                               in Sequential
Exhibit Number             Exhibit                             Numbering System
--------------             -------                             ----------------

     1                     Declaration of Trust(1)

     2                     By-Laws(2)

     5                     Investment Advisory Agreement(3)

     6                     (A) Format Principal Underwriting Agreement(3)
                           (B) Dealer Agreement(3)

     7                     Proposed Form of Deferred Compensation Plan

     8                     Custodian, Fund Accounting
                           Recordkeeping Agreement
                           Amendments to Custody Agreement(1)

     10                    Opinion and Consent of Counsel(4)

     11                    Independent Auditors' Consent(3)

     15                    Distribution Plan(1)

     16                    Performance Data Schedule(3)

     17                    Financial Data Schedule(3)

     19                    Powers of Attorney(3)


    (1) Incorporated by reference herein to Post-Effective Amendment No. 27 to the Registration Statement.

    (2) Incorporated by reference herein to Post-Effective Amendment No. 2 to the Registration Statement.

    (3) Filed herewith.

    (4) Incorporated by reference herein to Registrant's Rule 24f-2 Notice filed on February 28, 1997.